CMC SMALL CAP FUND
                             CMC SMALL/MID CAP FUND
                          CMC INTERNATIONAL STOCK FUND

                          Portfolios of CMC Fund Trust















                               SEMI-ANNUAL REPORT
                                   (Unaudited)



                                 April 30, 2001
















               1300 S.W. Sixth, P.O. Box 1350, Portland, OR 97207

--------------------------------------------------------------------------------
                                 CMC Fund Trust
                              FINANCIAL HIGHLIGHTS
              (For a Fund Share Outstanding Throughout Each Period)
--------------------------------------------------------------------------------

       CMC SMALL CAP FUND

                                                     Six Months
                                                        Ended
                                                   April 30, 2001                   Year Ended October 31,
                                                                      ---------------------------------------------------
                                                   (Unaudited)(1)      2000       1999       1998       1997       1996
                                                   --------------   ---------  ---------  ---------  ---------  ---------
Net asset value, beginning of period ..........          $ 18.78     $ 13.59     $ 9.96    $ 13.60    $ 13.01    $ 14.00
                                                   --------------   ---------  ---------  ---------  ---------  ---------
Income from investment operations:
     Net investment loss.......................            (0.00)      (0.09)     (0.04)     (0.03)     (0.01)     (0.02)
     Net realized and unrealized gains (losses)
       on investments..........................            (1.19)       6.80       3.69      (2.21)      3.52       4.20
                                                   --------------   ---------  ---------  ---------  ---------  ---------
          Total from investment operations.....            (1.19)       6.71       3.65      (2.24)      3.51       4.18
                                                   --------------   ---------  ---------  ---------  ---------  ---------

Less distributions:
      Distributions from net capital gains.....           (12.18)      (1.52)     (0.02)     (1.40)     (2.92)     (5.17)
                                                   --------------   ---------  ---------  ---------  ---------  ---------
          Total distributions..................           (12.18)      (1.52)     (0.02)     (1.40)     (2.92)     (5.17)
                                                   --------------   ---------  ---------  ---------  ---------  ---------

Net asset value, end of period ................           $ 5.41     $ 18.78    $ 13.59     $ 9.96    $ 13.60    $ 13.01
                                                   ==============   =========  =========  =========  =========  =========

Total return...................................           -12.71% (2)  50.49%     36.70%    -16.49%     26.98%     30.30%

Ratios/Supplemental data
Net assets, end of period (in thousands).......        $ 223,286    $258,480   $240,129   $267,789   $521,770   $522,408
Ratio of expenses to average net assets........             0.81%       0.79%      0.79%      0.77%      0.76%      0.78%
Ratio of net investment loss to average
net assets.....................................            (0.08)%     (0.39)%    (0.33)%    (0.20)%    (0.08)%    (0.14)%
Portfolio turnover rate........................              176%        163%       186%       159%       169%       148%

(1)  Ratios and portfolio turnover rates are annualized
(2)  Not annualized

NOTE: Per share amounts have been adjusted to retroactively reflect a 4 for 1 share split effective September 1, 1999.










                 See Accompanying Notes to Financial Statements

--------------------------------------------------------------------------------
                                 CMC Fund Trust
                              FINANCIAL HIGHLIGHTS
              (For a Fund Share Outstanding Throughout Each Period)
--------------------------------------------------------------------------------

       CMC SMALL/MID CAP FUND

                                                     December 1, 2000
                                                          through
                                                    April 30, 2001 (1)(2)
                                                        (Unaudited)
                                                    --------------------

Net asset value, beginning of period ............               $ 10.00
                                                    --------------------
Income from investment operations:
     Net investment loss.........................                 (0.01)
     Net realized and unrealized gains (losses)
       on investments............................                 (0.30)
                                                    --------------------
          Total from investment operations.......                 (0.31)
                                                    --------------------

Less distributions:
      Dividends from net investment income.......                     -
      Distributions from net capital gains.......                     -
                                                    --------------------
          Total distributions....................                     -
                                                    --------------------

Net asset value, end of period ..................                $ 9.69
                                                    ====================

Total return.....................................                -3.10% (3)

Ratios/Supplemental data
Net assets, end of period (in thousands).........             $ 49,769
Ratio of expenses to average net assets(4).......                 0.80%
Ratio of expenses to average net assets before
contractual reimbursement (4)....................                 1.01%
Ratio of net investment loss to average                          (0.19)%
net assets.......................................
Portfolio turnover rate..........................                   81% (3)

(1)  From inception of operations.
(2)  Ratios are annualized.
(3)  Not annualized.
(4) For the fiscal period December 1, 2000 through October 31, 2001, and the years ending October 31, 2002 and 2003, the investment adviser has contractually agreed to reimburse ordinary expenses of the Fund, to the extent that these expenses, together with the advisory fee, exceed 0.80% of the Fund's average daily net assets.






                 See Accompanying Notes to Financial Statements

--------------------------------------------------------------------------------
                                 CMC Fund Trust
                              FINANCIAL HIGHLIGHTS
              (For a Fund Share Outstanding Throughout Each Period)
--------------------------------------------------------------------------------

       CMC INTERNATIONAL STOCK FUND

                                                    Six Months
                                                       Ended
                                                  April 30, 2001                   Year Ended October 31,
                                                                     ---------------------------------------------------
                                                  (Unaudited)(1)     2000       1999       1998       1997       1996
                                                  --------------   ---------  ---------  ---------  ---------  ---------

Net asset value, beginning of period ............       $ 16.20     $ 17.86    $ 12.54    $ 42.71    $ 42.46    $ 37.06
                                                  --------------   ---------  ---------  ---------  ---------  ---------
Income from investment operations:
     Net investment income (loss)................          0.01        0.04      (0.02)      0.25       0.41       0.32
     Net realized and unrealized gains (losses)
       on investments............................         (1.02)      (0.36)      5.34      (0.78)      6.16       5.86
                                                  --------------   ---------  ---------  ---------  ---------  ---------
          Total from investment operations.......         (1.01)      (0.32)      5.32      (0.53)      6.57       6.18
                                                  --------------   ---------  ---------  ---------  ---------  ---------

Less distributions:
     Dividends from net investment income........             -           -          -          -      (0.46)     (0.78)
     Distributions from net capital gains........         (2.72)      (1.34)     (0.00) *  (29.64)     (5.86)         -
                                                  --------------   ---------  ---------  ---------  ---------  ---------
          Total distributions....................         (2.72)      (1.34)     (0.00)    (29.64)     (6.32)     (0.78)
                                                  --------------   ---------  ---------  ---------  ---------  ---------

Net asset value, end of period...................       $ 12.47     $ 16.20    $ 17.86    $ 12.54    $ 42.71    $ 42.46
                                                  ==============   =========  =========  =========  =========  =========

Total return.....................................        -13.90% (2)  -3.58%     42.44%     -1.24%     15.47%     16.67%

Ratios/Supplemental data
Net assets, end of period (in thousands).........       $21,328     $22,975    $30,492    $15,377    $81,471    $73,542
Ratio of expenses to average net assets..........          1.29%       1.11%      1.31%      1.04%      1.05%      1.00%
Ratio of net investment income (loss) to
average net assets...............................          0.15%       0.12%     (0.14)%     0.60%      0.88%      0.78%
Portfolio turnover rate..........................           121%        140%        96%        53%       127%       120%

*    Amount represents less than $0.01 per share.
(1) Ratios and portfolio turnover rates are annualized.
(2) Not annualized.








                 See Accompanying Notes to Financial Statements

--------------------------------------------------------------------------------
                               CMC SMALL CAP FUND
                          A Portfolio of CMC Fund Trust
                       SCHEDULE OF INVESTMENTS (Unaudited)
--------------------------------------------------------------------------------
APRIL 30, 2001

                                                                                      SHARES                 VALUE
                                                                                 ------------------    ------------------
COMMON STOCKS (92.4%)
  AIRLINES (1.5%)
      ATLANTIC COAST AIRLINES HOLDINGS, INC. *                                             140,500           $ 3,400,100
                                                                                                       ------------------

  AUTO & HOUSING (1.5%)
      CLAYTON HOMES, INC.                                                                  150,800             2,099,136
      D.R. HORTON, INC.                                                                     52,614             1,274,311
                                                                                                       ------------------
                                                                                                               3,373,447
                                                                                                       ------------------
  BROADCASTING (2.1%)
      ENTERCOM COMMUNICATIONS CORP. *                                                       51,900             2,367,678
      RADIO ONE, INC. (CLASS D) *                                                          129,900             2,247,270
                                                                                                       ------------------
                                                                                                               4,614,948
                                                                                                       ------------------
  BROKERS, MONEY MANAGERS (0.8%)
      STEWART (W.P.) & CO., LTD.                                                            75,400             1,779,440
                                                                                                       ------------------

  COMPUTERS (2.5%)
      AVOCENT CORP. *                                                                       50,913             1,267,225
      ELECTRONICS FOR IMAGING, INC. *                                                      127,800             3,552,840
      RADISYS CORP. *                                                                       38,150               804,965
                                                                                                       ------------------
                                                                                                               5,625,030
                                                                                                       ------------------
  DOMESTIC INTEGRATED (1.2%)
      VALERO ENERGY CORP.                                                                   54,100             2,605,456
                                                                                                       ------------------

  ELECTRICAL EQUIPMENT/DIVERSIFIED INDUSTRIAL (1.1%)
      C&D TECHNOLOGIES, INC.                                                                33,900             1,202,772
      CAPSTONE TURBINE CORP. *                                                               9,100               266,630
      PERKINELMER, INC.                                                                     13,500               903,285
                                                                                                       ------------------
                                                                                                               2,372,687
                                                                                                       ------------------
  ENERGY SERVICES (17.5%)
      COFLEXIP SA, ADR                                                                      21,300             1,549,575
      GLOBAL INDUSTRIES LTD. *                                                             139,400             2,227,612
      GRANT PRIDECO, INC. *                                                                134,980             2,699,600
      HANOVER COMPRESSOR CO. *                                                              41,800             1,521,520
      MARINE DRILLING COS., INC. *                                                         106,600             3,194,802
      NATIONAL-OILWELL, INC. *                                                             107,100             4,235,805
      NOBLE DRILLING CORP. *                                                                56,100             2,720,850
      PATTERSON ENERGY, INC. *                                                              39,000             1,344,330
      PETROLEUM GEO-SERVICES ADR *                                                         164,400             1,787,028
      PRECISION DRILLING CORP. *                                                           119,800             5,066,342
      STOLT OFFSHORE SA *                                                                   75,900             1,067,913
      UTI ENERGY CORP. *                                                                   163,000             5,607,200
      VARCO INTERNATIONAL, INC. *                                                           91,800             2,146,284
      VERITAS DGC, INC. *                                                                  118,600             3,854,500
                                                                                                       ------------------
                                                                                                              39,023,361
                                                                                                       ------------------

                 See Accompanying Notes to Financial Statements

                                       4

--------------------------------------------------------------------------------
                               CMC SMALL CAP FUND
                          A Portfolio of CMC Fund Trust
                       SCHEDULE OF INVESTMENTS (Unaudited)
--------------------------------------------------------------------------------


                                                                                      SHARES                 VALUE
                                                                                 ------------------    ------------------
COMMON STOCKS (CONTINUED)
  FOOD & DRUG RETAIL (0.5%)
      WHOLE FOODS MARKET, INC. *                                                            23,800           $ 1,156,680
                                                                                                       ------------------

  HEALTH CARE (16.8%)
      ALKERMES, INC. *                                                                      66,100             2,025,304
      ANGIOTECH PHARMACEUTICALS, INC. *                                                     13,700               594,580
      BARR LABORATORIES, INC. *                                                             49,400             2,862,730
      BIOPURE CORP. *                                                                       12,590               336,153
      BIOVAIL CORP. *                                                                       51,100             2,007,208
      CAREMARK RX, INC. *                                                                  116,200             1,841,770
      CELGENE CORP. *                                                                       35,000               618,450
      CIMA LABS, INC. *                                                                     18,400             1,031,136
      DAVITA, INC. *                                                                       148,700             2,617,120
      ECLIPSYS CORP. *                                                                     144,630             2,920,080
      FIRST HEALTH GROUP CORP. *                                                            69,250             3,583,687
      INSPIRE PHARMACEUTICALS, INC. *                                                       53,400               704,880
      MANOR CARE, INC. *                                                                    92,030             2,135,096
      MEDAREX, INC. *                                                                       46,400             1,109,424
      NEUROCRINE BIOSCIENCES, INC. *                                                        41,340             1,047,969
      PRIORITY HEALTHCARE CORP. (CLASS B) *                                                 27,200               946,016
      QUINTILES TRANSNATIONAL CORP. *                                                      111,600             2,293,380
      SHIRE PHARMACEUTICALS GROUP PLC ADR *                                                 59,900             2,989,010
      TECHNE CORP. *                                                                        45,900             1,473,390
      TRIAD HOSPITALS, INC. *                                                               72,150             2,218,613
      UNIVERSAL HEALTH SERVICES, INC. (CLASS B) *                                           24,700             2,217,072
                                                                                                       ------------------
                                                                                                              37,573,068
                                                                                                       ------------------
  HOTELS & GAMING (0.4%)
      INTRAWEST CORP.                                                                       50,800               953,516
                                                                                                       ------------------

  MEDICAL DEVICES (2.7%)
      INVERNESS MEDICAL TECHNOLOGY, INC. *                                                  83,100             2,908,500
      NOVOSTE CORP. *                                                                       69,800             1,419,034
      RESPIRONICS, INC. *                                                                   31,200               990,288
      WILSON GREATBATCH TECHNOLOGIES, INC. *                                                26,900               659,050
                                                                                                       ------------------
                                                                                                               5,976,872
                                                                                                       ------------------
  PERIPHERALS (0.5%)
      ARTESYN TECHNOLOGIES, INC. *                                                          36,800               557,888
      NATIONAL INSTRUMENTS CORP. *                                                          16,600               581,000
                                                                                                       ------------------
                                                                                                               1,138,888
                                                                                                       ------------------
  POLLUTION CONTROL (2.7%)
      INSITUFORM TECHNOLOGIES, INC. (CLASS A) *                                             66,800             2,303,932
      TETRA TECH, INC. *                                                                   150,375             3,672,157
                                                                                                       ------------------
                                                                                                               5,976,089
                                                                                                       ------------------

                 See Accompanying Notes to Financial Statements

                                       5

--------------------------------------------------------------------------------
                               CMC SMALL CAP FUND
                          A Portfolio of CMC Fund Trust
                       SCHEDULE OF INVESTMENTS (Unaudited)
--------------------------------------------------------------------------------


                                                                                      SHARES                 VALUE
                                                                                 ------------------    ------------------
COMMON STOCKS (CONTINUED)
  PUBLISHING/ADVERTISING (1.2%)
      LAMAR ADVERTISING CO. *                                                               65,700           $ 2,539,305
                                                                                                       ------------------

  RESTAURANTS (3.0%)
      CALIFORNIA PIZZA KITCHEN, INC. *                                                      67,627             1,453,980
      JACK IN THE BOX, INC. *                                                               67,400             1,784,078
      OUTBACK STEAKHOUSE, INC. *                                                           120,400             3,490,396
                                                                                                       ------------------
                                                                                                               6,728,454
                                                                                                       ------------------
  RETAIL (8.6%)
      AMERICAN EAGLE OUTFITTERS, INC. *                                                     48,600             1,808,892
      ANNTAYLOR STORES CORP. *                                                              65,900             1,795,775
      COST PLUS, INC. *                                                                     45,400             1,080,520
      LINENS N' THINGS, INC. *                                                              40,200             1,085,802
      MEN'S WEARHOUSE, INC., (THE) *                                                        86,460             2,200,407
      MICHAELS STORES, INC. *                                                               35,500             1,198,835
      PACIFIC SUNWEAR OF CALIFORNIA, INC. *                                                 62,700             1,746,822
      QUIKSILVER, INC. *                                                                    42,500             1,154,725
      VENATOR GROUP, INC. *                                                                148,100             1,960,844
      WILLIAMS-SONOMA, INC. *                                                               94,050             2,828,083
      ZALE CORP. *                                                                          67,900             2,265,144
                                                                                                       ------------------
                                                                                                              19,125,849
                                                                                                       ------------------
  SEMICONDUCTORS (8.0%)
      ASM INTERNATIONAL N.V. *                                                             107,400             2,695,740
      ASYST TECHNOLOGIES, INC. *                                                            65,100             1,207,605
      AXCELIS TECHNOLOGIES, INC. *                                                          97,400             1,461,974
      CIRRUS LOGIC, INC. *                                                                  27,930               454,142
      LATTICE SEMICONDUCTOR CORP. *                                                        147,100             3,623,073
      MATTSON TECHNOLOGY, INC. *                                                           100,250             1,761,392
      MERIX CORP. *                                                                         15,850               308,758
      MIPS TECHNOLOGIES, INC. (CLASS B) *                                                   39,800               729,136
      PRI AUTOMATION, INC. *                                                                 5,000                95,550
      RUDOLPH TECHNOLOGIES, INC. *                                                          13,400               644,406
      SEMTECH CORP. *                                                                       84,940             2,443,724
      THERMA-WAVE, INC. *                                                                   58,200               985,326
      ULTRATECH STEPPER, INC. *                                                             16,600               476,918
      VARIAN SEMICONDUCTOR EQUIPMENT ASSOCIATES, INC. *                                     21,820               993,901
                                                                                                       ------------------
                                                                                                              17,881,645
                                                                                                       ------------------
  SERVICES (8.0%)
      APOLLO GROUP, INC. (CLASS A) *                                                        57,450             1,786,695
      ASPEN TECHNOLOGY, INC. *                                                              35,200               741,312
      DOCUMENTUM, INC. *                                                                    57,500               860,775
      EARTHLINK, INC. *                                                                    141,830             1,551,620
      ON ASSIGNMENT, INC. *                                                                 39,600               677,556
      PLEXUS CORP. *                                                                         4,900               150,528








                 See Accompanying Notes to Financial Statements

                                       6

--------------------------------------------------------------------------------
                               CMC SMALL CAP FUND
                          A Portfolio of CMC Fund Trust
                       SCHEDULE OF INVESTMENTS (Unaudited)
--------------------------------------------------------------------------------


                                                                                      SHARES                 VALUE
                                                                                 ------------------    ------------------
COMMON STOCKS (CONTINUED)
      PROFESSIONAL DETAILING, INC. *                                                        44,300           $ 3,242,760
      STRAYER EDUCATION, INC.                                                               60,570             2,525,769
      SYLVAN LEARNING SYSTEMS, INC. *                                                      167,240             3,381,593
      TRIZETTO GROUP, INC. *                                                               108,300             1,385,157
      UNIVERSITY OF PHOENIX ONLINE *                                                        54,000             1,641,600
                                                                                                       ------------------
                                                                                                              17,945,365
                                                                                                       ------------------
  SOFTWARE (8.9%)
      ACTUATE CORP. *                                                                       40,670               508,782
      ADVENT SOFTWARE, INC. *                                                               35,790             2,003,524
      AREMISSOFT CORP. *                                                                    92,900             1,653,620
      BSQUARE CORP. *                                                                       47,150               608,235
      HNC SOFTWARE, INC. *                                                                  76,500             2,083,095
      LEGATO SYSTEMS, INC. *                                                                45,120               596,938
      MACROMEDIA, INC. *                                                                    12,250               277,585
      MATRIXONE, INC. *                                                                     36,800               884,672
      MENTOR GRAPHICS CORP. *                                                              203,900             5,364,609
      PRECISE SOFTWARE SOLUTIONS LTD. *                                                     75,900             1,787,445
      RETEK, INC. *                                                                         80,973             2,339,310
      VERITY, INC. *                                                                        26,100               587,772
      WIND RIVER SYSTEMS, INC. *                                                            42,600             1,197,912
                                                                                                       ------------------
                                                                                                              19,893,499
                                                                                                       ------------------
  TELECOMMUNICATIONS EQUIPMENT (2.7%)
      ADVANCED FIBRE COMMUNICATIONS, INC. *                                                 35,100               550,719
      AMPHENOL CORP. (CLASS A) *                                                            39,500             1,662,950
      ANDREW CORP. *                                                                        88,140             1,544,213
      IXIA *                                                                                 6,700               113,900
      PROXIM, INC. *                                                                        41,500               577,265
      TEKELEC *                                                                             53,050             1,655,160
                                                                                                       ------------------
                                                                                                               6,104,207
                                                                                                       ------------------
  TRUCKS (0.2%)
      SWIFT TRANSPORTATION CO., INC. *                                                      28,950               527,180
                                                                                                       ------------------

  TOTAL COMMON STOCKS
      (COST $175,880,876)                                                                                    206,315,086
                                                                                                       ------------------

CONVERTIBLE PREFERRED STOCK (0.4%)
  TELECOMMUNICATION EQUIPMENT
      NANOVATION TECHNOLOGIES, INC. *
      (PRIVATE PLACEMENT)
      (COST $859,635)                                                                       57,309               859,635
                                                                                                       ------------------




                 See Accompanying Notes to Financial Statements

                                       7

--------------------------------------------------------------------------------
                               CMC SMALL CAP FUND
                          A Portfolio of CMC Fund Trust
                       SCHEDULE OF INVESTMENTS (Unaudited)
--------------------------------------------------------------------------------


                                                                                   PRINCIPAL AMOUNT          VALUE
                                                                                 ----------------------------------------
REPURCHASE AGREEMENTS (6.5%)
    J.P. MORGAN SECURITIES, INC.
      4.49% DATED 04/30/2001, DUE 05/01/2001 IN
      THE AMOUNT OF $10,993,616.
      COLLATERALIZED BY
      U.S. TREASURY BONDS
      5.25% TO 12.00% DUE 08/15/2013 TO 02/15/2031
      U.S. TREASURY STRIPS
      5.75% TO 8.00% DUE 05/15/2001 TO 08/15/2028                                     $ 10,992,263          $ 10,992,263
    MERRILL LYNCH
      4.41% DATED 04/30/2001, DUE 05/01/2001 IN
      THE AMOUNT OF $3,600,435.
      COLLATERALIZED BY
      U.S. TREASURY STRIPS
      8.75% TO 11.75% DUE 08/15/2010 TO 05/15/2027                                       3,600,000             3,600,000
                                                                                                       ------------------

  TOTAL REPURCHASE AGREEMENTS
      (COST $14,592,263)                                                                                      14,592,263
                                                                                                       ------------------

TOTAL INVESTMENTS (99.3%)
(COST $191,332,774)                                                                                          221,766,984

OTHER ASSETS LESS LIABILITIES (0.7%)                                                                           1,518,653
                                                                                                       ------------------

NET ASSETS (100.0%)                                                                                        $ 223,285,637
                                                                                                       ==================

*     Non-Income Producing

























                 See Accompanying Notes to Financial Statements

                                       8

--------------------------------------------------------------------------------
                             CMC SMALL/MID CAP FUND
                          A Portfolio of CMC Fund Trust
                       SCHEDULE OF INVESTMENTS (Unaudited)
--------------------------------------------------------------------------------
APRIL 30, 2001

                                                                                      SHARES                 VALUE
                                                                                 ------------------    ------------------
COMMON STOCKS (95.3%)
  AUTO & HOUSING (1.3%)
      CENTEX CORP.                                                                           2,850             $ 122,977
      CLAYTON HOMES, INC.                                                                   37,540               522,557
                                                                                                       ------------------
                                                                                                                 645,534
                                                                                                       ------------------
  BROADCASTING (2.7%)
      COX RADIO, INC. (CLASS A) *                                                            8,430               217,494
      ENTERCOM COMMUNICATIONS CORP. *                                                       11,550               526,911
      UNIVISION COMMUNICATIONS, INC. (CLASS A) *                                            13,100               572,601
                                                                                                       ------------------
                                                                                                               1,317,006
                                                                                                       ------------------
  CABLE (0.8%)
      CHARTER COMMUNICATIONS, INC. (CLASS A) *                                              18,980               406,362
                                                                                                       ------------------

  COMPUTERS (2.5%)
      AVOCENT CORP. *                                                                       12,900               321,081
      ELECTRONICS FOR IMAGING, INC. *                                                       26,880               747,264
      RADISYS CORP. *                                                                        8,600               181,460
                                                                                                       ------------------
                                                                                                               1,249,805
                                                                                                       ------------------
  DOMESTIC INTEGRATED (2.0%)
      TOSCO CORP.                                                                            7,530               346,756
      VALERO ENERGY CORP.                                                                   13,060               628,970
                                                                                                       ------------------
                                                                                                                 975,726
                                                                                                       ------------------
  ELECTRICAL EQUIPMENT/DIVERSIFIED INDUSTRIAL (2.0%)
      C&D TECHNOLOGIES, INC.                                                                 8,500               301,580
      PERKINELMER, INC.                                                                      3,030               202,737
      THERMO ELECTRON CORP. *                                                               19,000               500,840
                                                                                                       ------------------
                                                                                                               1,005,157
                                                                                                       ------------------
  ENERGY SERVICES (14.9%)
      GLOBAL INDUSTRIES LTD. *                                                              27,030               431,939
      GRANT PRIDECO, INC. *                                                                 26,100               522,000
      MARINE DRILLING COS., INC. *                                                          27,550               825,673
      NABORS INDUSTRIES, INC. *                                                             16,410               978,364
      NATIONAL-OILWELL, INC. *                                                              26,000             1,028,300
      NOBLE DRILLING CORP. *                                                                19,000               921,500
      PATTERSON ENERGY, INC. *                                                               4,400               151,668
      PRECISION DRILLING CORP. *                                                            29,900             1,264,471
      TRANSOCEAN SEDCO FOREX, INC.                                                          15,520               842,426
      UTI ENERGY CORP. *                                                                    13,600               467,840
                                                                                                       ------------------
                                                                                                               7,434,181
                                                                                                       ------------------
  FOOD & DRUG RETAIL (1.1%)
      GILEAD SCIENCES, INC. *                                                                5,500               269,390
      WHOLE FOODS MARKET, INC. *                                                             5,400               262,440
                                                                                                       ------------------
                                                                                                                 531,830
                                                                                                       ------------------
  HEALTH CARE (17.1%)
      ALKERMES, INC. *                                                                      14,700               450,408



                 See Accompanying Notes to Financial Statements

                                       9

--------------------------------------------------------------------------------
                             CMC SMALL/MID CAP FUND
                          A Portfolio of CMC Fund Trust
                       SCHEDULE OF INVESTMENTS (Unaudited)
--------------------------------------------------------------------------------


                                                                                      SHARES                 VALUE
                                                                                 ------------------    ------------------
COMMON STOCKS (CONTINUED)
      BARR LABORATORIES, INC. *                                                              6,650             $ 385,367
      BIOVAIL CORP. *                                                                       12,900               506,712
      CAREMARK RX, INC. *                                                                   25,400               402,590
      CIMA LABS, INC. *                                                                      4,190               234,808
      DAVITA, INC. *                                                                        37,500               660,000
      ECLIPSYS CORP. *                                                                      35,990               726,638
      ENZON, INC. *                                                                         10,885               648,964
      HEALTH MANAGEMENT ASSOCIATES, INC. (CLASS A) *                                         8,500               152,320
      IMS HEALTH, INC.                                                                      22,900               628,605
      LABORATORY CORPORATION OF AMERICAN HOLDINGS *                                          2,100               296,100
      MANOR CARE, INC. *                                                                    17,160               398,112
      MCKESSON HBOC, INC.                                                                   14,530               448,105
      MEDAREX, INC. *                                                                       10,430               249,381
      PRIORITY HEALTHCARE CORP. (CLASS B) *                                                  6,750               234,765
      QUINTILES TRANSNATIONAL CORP. *                                                       27,140               557,727
      SHIRE PHARMACEUTICALS GROUP PLC ADR *                                                 12,110               604,289
      TENET HEALTHCARE CORP. *                                                               6,630               295,963
      TRIAD HOSPITALS, INC. *                                                               16,060               493,845
      UNIVERSAL HEALTH SERVICES, INC. (CLASS B) *                                            1,580               141,821
                                                                                                       ------------------
                                                                                                               8,516,520
                                                                                                       ------------------
  HOTELS & GAMING (0.9%)
      HARRAH'S ENTERTAINMENT, INC. *                                                        13,600               469,200
                                                                                                       ------------------

  INSURANCE - PROPERTY & CASUALTY (1.8%)
      MGIC INVESTMENT CORP.                                                                  7,990               519,270
      RADIAN GROUP, INC.                                                                     4,920               381,300
                                                                                                       ------------------
                                                                                                                 900,570
                                                                                                       ------------------
  LEISURE PRODUCTS (1.1%)
      MATTEL, INC.                                                                          34,070               550,230
                                                                                                       ------------------

  MATERIALS (1.6%)
      MARTIN MARIETTA MATERIALS, INC.                                                       17,000               781,490
                                                                                                       ------------------

  MEDICAL DEVICES (3.2%)
      BOSTON SCIENTIFIC CORP. *                                                             29,150               462,902
      INVERNESS MEDICAL TECHNOLOGY, INC. *                                                  19,200               672,000
      RESPIRONICS, INC. *                                                                    7,300               231,702
      WATERS CORP. *                                                                         3,360               175,392
      WILSON GREATBATCH TECHNOLOGIES, INC. *                                                 1,700                41,650
                                                                                                       ------------------
                                                                                                               1,583,646
                                                                                                       ------------------
  POLLUTION CONTROL (2.8%)
      INSITUFORM TECHNOLOGIES, INC. (CLASS A) *                                             14,910               514,246
      TETRA TECH, INC. *                                                                    35,400               864,468
                                                                                                       ------------------
                                                                                                               1,378,714
                                                                                                       ------------------
                 See Accompanying Notes to Financial Statements

                                       10

--------------------------------------------------------------------------------
                             CMC SMALL/MID CAP FUND
                          A Portfolio of CMC Fund Trust
                       SCHEDULE OF INVESTMENTS (Unaudited)
--------------------------------------------------------------------------------


                                                                                      SHARES                 VALUE
                                                                                 ------------------    ------------------
COMMON STOCKS (CONTINUED)
  PUBLISHING/ADVERTISING (2.0%)
      E.W. SCRIPPS CO., (THE) (CLASS A)                                                      4,000             $ 256,880
      LAMAR ADVERTISING CO. *                                                               11,950               461,868
      NEW YORK TIMES CO. (CLASS A)                                                           6,810               279,414
                                                                                                       ------------------
                                                                                                                 998,162
                                                                                                       ------------------
  RESTAURANTS (2.1%)
      BRINKER INTERNATIONAL, INC. *                                                         10,940               313,978
      OUTBACK STEAKHOUSE, INC. *                                                            25,900               750,841
                                                                                                       ------------------
                                                                                                               1,064,819
                                                                                                       ------------------
  RETAIL (9.3%)
      AMERICAN EAGLE OUTFITTERS, INC. *                                                     11,150               415,003
      ANNTAYLOR STORES CORP. *                                                              16,620               452,895
      DOLLAR GENERAL CORP.                                                                  24,050               396,825
      JONES APPAREL GROUP, INC. *                                                            5,700               226,518
      LIMITED, INC.                                                                         22,300               377,316
      LINENS N' THINGS, INC. *                                                               8,900               240,389
      MEN'S WEARHOUSE, INC., (THE) *                                                        19,670               500,602
      PACIFIC SUNWEAR OF CALIFORNIA, INC. *                                                 14,000               390,040
      VENATOR GROUP, INC. *                                                                 36,350               481,274
      WILLIAMS-SONOMA, INC. *                                                               20,040               602,603
      ZALE CORP. *                                                                          16,600               553,776
                                                                                                       ------------------
                                                                                                               4,637,241
                                                                                                       ------------------
  SEMICONDUCTORS (7.1%)
      ALTERA CORP. *                                                                        12,300               311,067
      ASM INTERNATIONAL N.V. *                                                              24,400               612,440
      ASM LITHOGRAPHY HOLDING N.V. *                                                         5,660               153,216
      CHARTERED SEMICONDUCTOR MANUFACTURING ADR *                                            8,400               268,716
      INTEGRATED DEVICE TECHNOLOGY, INC. *                                                  10,800               423,036
      KLA-TENCOR CORP. *                                                                     5,000               274,800
      LATTICE SEMICONDUCTOR CORP. *                                                         32,340               796,534
      MICREL, INC. *                                                                         9,680               328,733
      MIPS TECHNOLOGIES, INC. (CLASS B) *                                                    8,910               163,231
      VARIAN SEMICONDUCTOR EQUIPMENT ASSOCIATES, INC. *                                      4,870               221,829
                                                                                                       ------------------
                                                                                                               3,553,602
                                                                                                       ------------------
  SERVICES (3.8%)
      CONVERGYS CORP. *                                                                      5,920               216,080
      MACROVISION CORP. *                                                                    8,400               480,312
      PLEXUS CORP. *                                                                         1,160                35,635
      ROBERT HALF INTERNATIONAL, INC. *                                                      8,600               239,080
      SABRE HOLDINGS CORP. *                                                                 7,560               376,942
      SANMINA CORP. *                                                                        9,900               288,585
      SYLVAN LEARNING SYSTEMS, INC. *                                                       12,300               248,706
                                                                                                       ------------------
                                                                                                               1,885,340
                                                                                                       ------------------

                 See Accompanying Notes to Financial Statements

                                       11

--------------------------------------------------------------------------------
                             CMC SMALL/MID CAP FUND
                          A Portfolio of CMC Fund Trust
                       SCHEDULE OF INVESTMENTS (Unaudited)
--------------------------------------------------------------------------------

                                                                                     SHARES OR
                                                                                   PRINCIPAL AMOUNT          VALUE
                                                                                 ----------------------------------------
COMMON STOCKS (CONTINUED)
  SOFTWARE (10.0%)
      ADVENT SOFTWARE, INC. *                                                                8,810             $ 493,184
      AREMISSOFT CORP. *                                                                    22,640               402,992
      CADENCE DESIGN SYSTEMS, INC. *                                                        11,900               246,330
      ELECTRONIC ARTS, INC. *                                                                7,530               426,349
      HNC SOFTWARE, INC. *                                                                  17,200               468,356
      INTUIT, INC. *                                                                        11,900               381,276
      MACROMEDIA, INC. *                                                                     2,800                63,448
      MENTOR GRAPHICS CORP. *                                                               40,520             1,066,081
      PEREGRINE SYSTEMS, INC. *                                                             17,350               447,283
      RATIONAL SOFTWARE CORP. *                                                              2,370                57,378
      RETEK, INC. *                                                                         18,600               537,354
      VERITY, INC. *                                                                         5,900               132,868
      WIND RIVER SYSTEMS, INC. *                                                             9,500               267,140
                                                                                                       ------------------
                                                                                                               4,990,039
                                                                                                       ------------------
  TELECOMMUNICATION SERVICES (1.3%)
      WESTERN WIRELESS CORP. (CLASS A) *                                                    14,100               627,873
                                                                                                       ------------------

  TELECOMMUNICATIONS EQUIPMENT (3.6%)
      ADC TELECOMMUNICATIONS, INC. *                                                        13,600               102,136
      ADVANCED FIBRE COMMUNICATIONS, INC. *                                                  8,080               126,775
      AMPHENOL CORP. (CLASS A) *                                                             8,860               373,006
      ANDREW CORP. *                                                                        21,500               376,680
      POLYCOM, INC. *                                                                       17,000               394,910
      TEKELEC *                                                                             13,300               414,960
                                                                                                       ------------------
                                                                                                               1,788,467
                                                                                                       ------------------
  TRUCKS (0.3%)
      SWIFT TRANSPORTATION CO., INC. *                                                       7,270               132,387
                                                                                                       ------------------

  TOTAL COMMON STOCKS
      (COST $44,269,701)                                                                                      47,423,901
                                                                                                       ------------------

REPURCHASE AGREEMENT (4.6%)
    J.P. MORGAN SECURITIES, INC.
      4.49% DATED 04/30/2001, DUE 05/01/2001 IN
      THE AMOUNT OF $2,302,936.
      COLLATERALIZED BY
      U.S. TREASURY BONDS
      5.25% TO 12.00% DUE 08/15/2013 TO 02/15/2031
      U.S. TREASURY STRIPS
      5.75% TO 8.00% DUE 05/15/2001 TO 08/15/2028
      (COST $2,302,653)                                                                $ 2,302,653             2,302,653
                                                                                                       ------------------

                 See Accompanying Notes to Financial Statements

                                       12

--------------------------------------------------------------------------------
                             CMC SMALL/MID CAP FUND
                          A Portfolio of CMC Fund Trust
                       SCHEDULE OF INVESTMENTS (Unaudited)
--------------------------------------------------------------------------------


                                                                                                             VALUE
                                                                                                       ------------------
TOTAL INVESTMENTS (99.9%)
(COST $46,572,354)                                                                                          $ 49,726,554

OTHER ASSETS LESS LIABILITIES (0.1%)                                                                              42,937
                                                                                                       ------------------

NET ASSETS (100.0%)                                                                                         $ 49,769,491
                                                                                                       ==================

*     Non-Income Producing

































                 See Accompanying Notes to Financial Statements

                                       13

--------------------------------------------------------------------------------
                        CMC INTERNATIONAL STOCK FUND
                       A Portfolio of CMC Fund Trust
                    SCHEDULE OF INVESTMENTS (Unaudited)
--------------------------------------------------------------------------------
APRIL 30, 2001

                                                                                      SHARES                 VALUE
                                                                                 ------------------    -------------------
COMMON STOCKS (90.9%)
  AUSTRALIA (1.1%)
      CSL LTD. (PHARMACEUTICALS)                                                             6,400              $ 120,291
      TABCORP HOLDINGS LTD. (LEISURE/ENTERTAINMENT/
       HOTELS)                                                                              22,000                105,735
                                                                                                       -------------------
                                                                                                                  226,026
                                                                                                       -------------------
  BELGIUM (0.4%)
      DEXIA (BANKS)                                                                            550                 86,647
                                                                                                       -------------------

  CANADA (2.0%)
      ALBERTA ENERGY CO., LTD. (OIL/GAS)                                                     3,100                152,429
      ALCAN, INC. (MINING)                                                                   3,300                146,800
      BOMBARDIER, INC. (CLASS B) (ENGINEERING/MACHINERY)                                     3,400                 49,015
      MDS, INC. (HEALTH)                                                                     5,900                 76,799
                                                                                                       -------------------
                                                                                                                  425,043
                                                                                                       -------------------
  DENMARK (0.3%)
      VESTAS WIND SYSTEMS AS (ENGINEERING/MACHINERY)                                         1,500                 70,026
                                                                                                       -------------------

  FINLAND (2.3%)
      NOKIA CORP., ADR (INFORMATION TECHNOLOGY
       HARDWARE)                                                                             7,600                259,844
      SAMPO OYJ (CLASS A) (INSURANCE)                                                       13,000                135,997
      STORA ENSO OYJ (FORESTRY/PAPER PRODUCTS)                                               9,200                103,584
                                                                                                       -------------------
                                                                                                                  499,425
                                                                                                       -------------------
  FRANCE (9.5%)
      ACCOR SA (LEISURE/ENTERTAINMENT/HOTELS)                                                3,250                138,013
      ALCATEL (INFORMATION TECHNOLOGY HARDWARE)                                              3,650                118,758
      ASSURANCES GENERALES DE FRANCE (INSURANCE)                                             1,400                 83,220
      AVENTIS SA (PHARMACEUTICALS)                                                           1,600                123,833
      BNP PARIBAS (BANKS)                                                                    2,050                182,106
      BUSINESS OBJECTS SA, ADR (SOFTWARE/COMPUTER
       SERVICES) *                                                                           1,200                 43,440
      COFLEXIP SA, ADR (OIL/GAS)                                                             1,700                123,675
      EUROPEAN AERONAUTIC DEFENCE & SPACE CO.
       (AEROSPACE/DEFENSE) *                                                                 5,600                101,776
      GEMPLUS INTERNATIONAL SA (SOFTWARE/COMPUTER
       SERVICES) *                                                                          14,000                 60,569
      GROUPE DANONE SA (FOOD PRODUCERS/PROCESSORS)                                             970                125,983
      LAFARGE SA (CONSTRUCTION/BUILDING MATERIALS)                                           1,100                105,615
      PERNOD-RICARD SA (BEVERAGES)                                                           1,500                103,926
      PSA PEUGEOT CITROEN (AUTOMOBILES)                                                        700                199,766
      SODEXHO ALLIANCE SA (SUPPORT SERVICES)                                                 4,400                216,495
      TOTAL FINA ELF SA (OIL/GAS)                                                            1,000                148,940
      UNION DU CREDIT-BAIL IMMOBILIER (REAL ESTATE)                                            600                 95,215

                 See Accompanying Notes to Financial Statements

                                       14

--------------------------------------------------------------------------------
                        CMC INTERNATIONAL STOCK FUND
                       A Portfolio of CMC Fund Trust
                    SCHEDULE OF INVESTMENTS (Unaudited)
--------------------------------------------------------------------------------


                                                                                      SHARES                 VALUE
                                                                                 ------------------    -------------------
COMMON STOCKS (CONTINUED)
      VINCI SA (CONSTRUCTION/BUILDING MATERIALS)                                               900               $ 52,661
                                                                                                       -------------------
                                                                                                                2,023,991
                                                                                                       -------------------
  GERMANY (6.9%)
      ALLIANZ AG (INSURANCE)                                                                   570                163,980
      BAYERISCHE HYPO- UND VEREINSBANK AG (BANKS)                                            2,050                114,280
      BAYERISCHE MOTOREN WERKE (BMW) AG (AUTOMOBILES)                                        6,000                198,941
      BEIERSDORF AG (PERSONAL CARE/HOUSEHOLD PRODUCTS)                                       1,500                153,462
      DEUTSCHE BANK AG (BANKS)                                                               1,760                143,550
      DRESDNER BANK AG (BANKS)                                                               4,300                195,640
      E.ON AG (DIVERSIFIED INDUSTRIALS)                                                      2,300                115,717
      ERGO VERSICHERUNGS GRUPPE AG (INSURANCE)                                                 950                137,324
      MUENCHENER RUECKVERSICHERUNGS-GESELLSCHAFT AG
       (INSURANCE)                                                                             465                132,487
      SIEMENS AG (ELECTRONIC/ELECTRICAL EQUIPMENT)                                           1,575                116,201
                                                                                                       -------------------
                                                                                                                1,471,582
                                                                                                       -------------------
  HONG KONG (1.2%)
      DAH SING FINANCIAL GROUP (BANKS)                                                      13,400                 73,022
      GREAT EAGLE HOLDINGS LTD. (REAL ESTATE)                                               40,000                 56,930
      HONGKONG LAND HOLDINGS LTD. (REAL ESTATE)                                             60,000                120,600
                                                                                                       -------------------
                                                                                                                  250,552
                                                                                                       -------------------
  IRELAND (0.8%)
      ELAN CORP. PLC, ADR (PHARMACEUTICALS) *                                                2,300                115,345
      PARTHUS TECHNOLOGIES PLC (INFORMATION
       TECHNOLOGY HARDWARE) *                                                               29,000                 45,021
                                                                                                       -------------------
                                                                                                                  160,366
                                                                                                       -------------------
  ITALY (5.6%)
      ASSICURAZIONI GENERALI S.P.A (INSURANCE)                                               4,490                144,894
      ENI S.P.A (OIL/GAS)                                                                   28,800                197,112
      LUXOTTICA GROUP S.P.A, ADR (HEALTH)                                                   11,800                175,466
      RIUNIONE ADRIATICA DI SICURTA S.P.A (INSURANCE)                                        7,500                 98,739
      SAIPEM S.P.A (OIL/GAS)                                                                29,800                195,502
      SAN PAOLO-IMI S.P.A (BANKS)                                                           13,450                187,804
      TELECOM ITALIA S.P.A, ADR (TELECOMMUNICATION
       SERVICES)                                                                               950                104,738
      UNICREDITO ITALIANO S.P.A (BANKS)                                                     21,200                 99,988
                                                                                                       -------------------
                                                                                                                1,204,243
                                                                                                       -------------------
  JAPAN (24.8%)
      ALL NIPPON AIRWAYS CO., LTD. (TRANSPORT) *                                            18,000                 72,417
      BANYU PHARMACEUTICAL CO., LTD. (PHARMACEUTICALS)                                       9,000                165,743
      CANON, INC. (ELECTRONIC/ELECTRICAL EQUIPMENT)                                          5,000                196,301
      EAST JAPAN RAILWAY CO. (TRANSPORT)                                                        20                111,385
      FUJI PHOTO FILM CO., LTD. (MEDIA/PHOTOGRAPHY)                                          3,000                120,937
      FUJITSU LTD. (INFORMATION TECHNOLOGY HARDWARE)                                         6,000                 82,568
      JAPAN AIRLINES CO., LTD. (TRANSPORT)                                                  28,000                111,062

                 See Accompanying Notes to Financial Statements

                                       15

--------------------------------------------------------------------------------
                        CMC INTERNATIONAL STOCK FUND
                       A Portfolio of CMC Fund Trust
                    SCHEDULE OF INVESTMENTS (Unaudited)
--------------------------------------------------------------------------------


                                                                                      SHARES                 VALUE
                                                                                 ------------------    -------------------
COMMON STOCKS (CONTINUED)
      JGC CORP. (ENGINEERING/MACHINERY)                                                     15,000              $ 118,388
      JUSCO CO., LTD. (GENERAL RETAILERS)                                                    7,000                175,092
      KATOKICHI CO., LTD. (FOOD PRODUCERS/PROCESSORS)                                        4,000                101,024
      MATSUSHITA ELECTRIC INDUSTRIAL CO., LTD.
       (ELECTRONIC/ELECTRICAL EQUIPMENT)                                                     9,000                150,079
      MITSUBISHI ESTATE CO., LTD. (REAL ESTATE)                                             25,000                252,762
      MITSUBISHI HEAVY INDS., LTD. (ENGINEERING/
       MACHINERY)                                                                           50,000                204,396
      NEC CORP. (INFORMATION TECHNOLOGY HARDWARE)                                           12,000                219,047
      NET ONE SYSTEMS CO., LTD. (INFORMATION TECHNOLOGY
       HARDWARE)                                                                                 4                 81,920
      NINTENDO CO., LTD. (LEISURE/ENTERTAINMENT/HOTELS)                                      1,000                161,088
      NIPPON KANZAI CO., LTD. (CONSTRUCTION/BUILDING
       MATERIALS)                                                                            3,000                 43,712
      NIPPON STEEL CORP. (STEEL/OTHER MATERIALS)                                            95,000                175,335
      NIPPON TELEGRAPH & TELEPHONE CORP.
       (TELECOMMUNICATION SERVICES)                                                             22                139,798
      NISSAN MOTOR CO., LTD. (AUTOMOBILES)                                                  21,000                143,983
      NOMURA SECURITIES CO., LTD., THE (SPECIALTY/OTHER
       FINANCE)                                                                             11,000                232,404
      NTT DOCOMO, INC. (TELECOMMUNICATION SERVICES)                                              9                185,049
      OBIC CO., LTD. (SOFTWARE/COMPUTER SERVICES)                                              300                 61,926
      OLYMPUS OPTICAL CO., LTD. (ELECTRONIC/ELECTRICAL
       EQUIPMENT)                                                                            8,000                121,747
      PIONEER CORP. (ELECTRONIC/ELECTRICAL EQUIPMENT)                                        5,000                149,350
      Q.P. CORP. (FOOD PRODUCERS/PROCESSORS)                                                 9,000                 80,431
      ROHM CO., LTD. (INFORMATION TECHNOLOGY HARDWARE)                                       1,000                176,468
      SANYO ELECTRIC CO., LTD. (ELECTRONIC/ELECTRICAL
       EQUIPMENT)                                                                           17,000                105,136
      SAZABY, INC. (HOUSEHOLD GOODS/TEXTILES)                                                2,000                106,852
      SONY CORP. (HOUSEHOLD GOODS/TEXTILES)                                                  3,000                224,390
      TAKEDA CHEMICAL INDS., LTD. (PHARMACEUTICALS)                                          4,000                192,982
      TOHOKU PIONEER CORP. (ELECTRONIC/ELECTRICAL
       EQUIPMENT)                                                                            3,000                112,923
      TOKIO MARINE & FIRE INSURANCE CO., LTD., THE
       (INSURANCE)                                                                          10,000                105,233
      TOKYU CORP. (TRANSPORT)                                                               45,000                258,631
      TOYOTA MOTOR CORP. (AUTOMOBILES)                                                       8,000                266,159
      TREND MICRO, INC. (SOFTWARE/COMPUTER SERVICES) *                                       2,000                 90,501
                                                                                                       -------------------
                                                                                                                5,297,219
                                                                                                       -------------------
  KOREA (0.6%)
      SAMSUNG ELECTRONICS, GDR (INFORMATION
      TECHNOLOGY HARDWARE)                                                                   3,300                123,024
                                                                                                       -------------------

                 See Accompanying Notes to Financial Statements

                                       16

--------------------------------------------------------------------------------
                        CMC INTERNATIONAL STOCK FUND
                       A Portfolio of CMC Fund Trust
                    SCHEDULE OF INVESTMENTS (Unaudited)
--------------------------------------------------------------------------------


                                                                                      SHARES                 VALUE
                                                                                 ------------------    -------------------
COMMON STOCKS (CONTINUED)
  NETHERLANDS (4.6%)
      ASM LITHOGRAPHY HOLDING NV (INFORMATION
       TECHNOLOGY HARDWARE) *                                                                8,200              $ 221,974
      ING GROEP NV (INSURANCE)                                                               2,550                174,006
      KONINKLIJKE PHILIPS ELECTRONICS NV (ELECTRONIC/
       ELECTRICAL EQUIPMENT)                                                                 3,900                114,479
      QIAGEN NV (HEALTH) *                                                                   2,000                 53,246
      ROYAL DUTCH PETROLEUM CO. (OIL/GAS)                                                    2,190                130,860
      STMICROELECTRONICS NV (INFORMATION TECHNOLOGY
       HARDWARE)                                                                             4,200                169,890
      TNT POST GROUP NV (TRANSPORT)                                                          4,600                108,274
                                                                                                       -------------------
                                                                                                                  972,729
                                                                                                       -------------------
  SPAIN (2.5%)
      GRUPO DRAGADOS SA (CONSTRUCTION/
       BUILDING MATERIALS)                                                                  18,300                225,998
      GRUPO FERROVIAL SA (CONSTRUCTION/
       BUILDING MATERIALS)                                                                   6,700                104,542
      NH HOTELES SA (LEISURE/ENTERTAINMENT/HOTELS)                                          15,000                199,340
      TELEFONICA SA, ADR (TELECOMMUNICATION SERVICES) *                                         44                  2,212
                                                                                                       -------------------
                                                                                                                  532,092
                                                                                                       -------------------
  SWEDEN (0.5%)
      SKANSKA AB (CLASS B) (CONSTRUCTION/
       BUILDING MATERIALS)                                                                   2,700                105,150
                                                                                                       -------------------

  SWITZERLAND (5.8%)
      JULIUS BAER HOLDING LTD. (BEARER) (BANKS)                                                 30                130,041
      NESTLE SA (FOOD PRODUCERS/PROCESSORS)                                                    110                227,757
      NOVARTIS AG (PHARMACEUTICALS)                                                            107                166,282
      SCHINDLER HOLDING AG (PARTICIPATING CERTIFICATES)
       (ENGINEERING/MACHINERY)                                                                 118                171,746
      SWISS RE (INSURANCE)                                                                      50                 98,425
      SYNGENTA AG (CHEMICALS) *                                                              1,800                 91,202
      SYNTHES-STRATEC, INC. (HEALTH)                                                           160                 95,364
      TECAN GROUP AG (HEALTH)                                                                  129                123,064
      UBS AG (BANKS)                                                                           900                136,959
                                                                                                       -------------------
                                                                                                                1,240,840
                                                                                                       -------------------
  UNITED KINGDOM (20.7%)
      AMDOCS LTD. (SOFTWARE/COMPUTER SERVICES) *                                             1,200                 70,680
      ARM HOLDINGS PLC (INFORMATION TECHNOLOGY/
       HARDWARE) *                                                                          13,200                 72,525
      ASTRAZENECA PLC (PHARMACEUTICALS)                                                      1,000                 46,559
      BAE SYSTEMS PLC (AEROSPACE/DEFENSE)                                                   21,800                103,245
      BARCLAYS PLC (BANKS)                                                                   8,100                260,767
      BARRATT DEVELOPMENTS PLC (REAL ESTATE)                                                37,500                195,844

                 See Accompanying Notes to Financial Statements

                                       17

--------------------------------------------------------------------------------
                        CMC INTERNATIONAL STOCK FUND
                       A Portfolio of CMC Fund Trust
                    SCHEDULE OF INVESTMENTS (Unaudited)
--------------------------------------------------------------------------------


                                                                                      SHARES                 VALUE
                                                                                 ------------------    -------------------
COMMON STOCKS (CONTINUED)
      BERKELEY GROUP PLC, THE (REAL ESTATE)                                                 15,000              $ 170,625
      BG GROUP PLC (OIL/GAS)                                                                34,000                133,782
      BILLITON PLC (MINING)                                                                  4,500                 22,149
      BP AMOCO PLC, ADR (OIL/GAS)                                                            2,320                125,466
      CAMBRIDGE ANTIBODY TECHNOLOGY GROUP PLC
       (HEALTH) *                                                                            2,400                 65,675
      COMPASS GROUP PLC (LEISURE/ENTERTAINMENT/
       HOTELS) *                                                                            15,272                117,124
      DIAGEO PLC (BEVERAGES)                                                                14,400                151,438
      EASYJET AIRLINE CO. (TRANSPORT) *                                                     28,000                159,250
      ENTERPRISE OIL PLC (OIL/GAS)                                                          14,100                122,056
      GLAXOSMITHKLINE PLC (PHARMACEUTICALS) *                                                7,700                203,490
      HANSON PLC (CONSTRUCTION/BUILDING MATERIALS)                                           7,800                 52,844
      HSBC HOLDINGS PLC (BANKS)                                                             11,200                147,592
      IMPERIAL TOBACCO GROUP PLC (TOBACCO)                                                  11,000                113,163
      INTERNATIONAL POWER PLC (ELECTRICITY) *                                               12,300                 52,929
      MATALAN PLC (GENERAL RETAILERS)                                                       12,500                 74,403
      NDS GROUP PLC, ADR (SOFTWARE/COMPUTER SERVICES) *                                      1,600                 60,000
      NEXT PLC (GENERAL RETAILERS)                                                           3,800                 49,750
      PEARSON PLC (MEDIA/PHOTOGRAPHY)                                                        8,400                177,038
      PRUDENTIAL PLC (LIFE ASSURANCE)                                                       12,500                146,301
      RECKITT BENCKISER PLC (PERSONAL CARE/
       HOUSEHOLD PRODUCTS)                                                                  10,100                137,793
      ROYAL BANK OF SCOTLAND GROUP PLC (BANKS)                                              11,020                255,278
      SCOTTISH & SOUTHERN ENERGY PLC (ELECTRICITY)                                          14,800                127,057
      SHELL TRANSPORT & TRADING CO. PLC (OIL/GAS)                                           11,000                 91,837
      SHELL TRANSPORT & TRADING CO., ADR (OIL/GAS)                                           3,000                150,270
      SHIRE PHARMACEUTICALS GROUP PLC
       (PHARMACEUTICALS) *                                                                   6,800                114,420
      TESCO PLC (FOOD/DRUG RETAILERS)                                                       26,700                 95,507
      VODAFONE GROUP PLC (TELECOMMUNICATION SERVICES)                                      112,528                341,738
      WILLIAM MORRISON SUPERMARKETS PLC
       (FOOD/DRUG RETAILERS)                                                                38,900                111,318
      WPP GROUP PLC (MEDIA/PHOTOGRAPHY)                                                      8,400                100,658
                                                                                                       -------------------
                                                                                                                4,420,571
                                                                                                       -------------------
  UNITED STATES (1.3%)
      SANTA FE INTERNATIONAL CORP. (OIL/GAS)                                                 4,000                152,000
      SCHLUMBERGER LTD. (OIL/GAS)                                                            1,950                129,285
                                                                                                       -------------------
                                                                                                                  281,285
                                                                                                       -------------------
TOTAL COMMON STOCKS
      (COST $19,441,564)                                                                                       19,390,811
                                                                                                       -------------------




                 See Accompanying Notes to Financial Statements

                                       18

--------------------------------------------------------------------------------
                        CMC INTERNATIONAL STOCK FUND
                       A Portfolio of CMC Fund Trust
                    SCHEDULE OF INVESTMENTS (Unaudited)
--------------------------------------------------------------------------------


                                                                                     SHARES OR
                                                                                   PRINCIPAL AMOUNT          VALUE
                                                                                 -----------------------------------------
PREFERRED STOCKS (0.7%)
  GERMANY
      FRESENUIS AG (PHARMACEUTICALS)                                                           315               $ 55,713
      HUGO BOSS AG (HOUSEHOLD GOODS/TEXTILES)                                                  300                 90,321
                                                                                                       -------------------

TOTAL PREFERRED STOCKS
      (COST $160,463)                                                                                             146,034
                                                                                                       -------------------

REPURCHASE AGREEMENTS (6.5%)
    J.P. MORGAN SECURITIES, INC.
      4.49% DATED 04/30/2001, DUE 05/01/2001 IN
      THE AMOUNT OF $1,048,878.
      COLLATERALIZED BY
      U.S. TREASURY BONDS
      5.25% TO 12.00% DUE 08/15/2013 TO 02/15/2031
      U.S. TREASURY STRIPS
      5.75% TO 8.00% DUE 05/15/2001 TO 08/15/2028                                      $ 1,048,749              1,048,749
    MERRILL LYNCH
      4.41% DATED 04/30/2001, DUE 05/01/2001 IN
      THE AMOUNT OF $340,041.
      COLLATERALIZED BY
      U.S. TREASURY STRIPS
      8.75% TO 11.75% DUE 08/15/2010 TO 05/15/2027                                         340,000                340,000
                                                                                                       -------------------

    TOTAL REPURCHASE AGREEMENTS
      (COST $1,388,749)                                                                                         1,388,749
                                                                                                       -------------------

TOTAL INVESTMENTS (98.1%)
 (COST $20,990,776)                                                                                            20,925,594

OTHER ASSETS LESS LIABILITIES (1.9%)                                                                              402,660
                                                                                                       -------------------

NET ASSETS (100.0%)                                                                                          $ 21,328,254
                                                                                                       ===================

*     Non-Income Producing


                 See Accompanying Notes to Financial Statements

--------------------------------------------------------------------------------
                               CMC SMALL CAP FUND
                             CMC SMALL/MID CAP FUND
                          CMC INTERNATIONAL STOCK FUND
                          Portfolios of CMC Fund Trust
                STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)
--------------------------------------------------------------------------------
April 30, 2001
(In thousands except Net Asset Value)
                                                                        CMC         CMC          CMC
                                                                     Small Cap  Sml/Mid Cap  International
                                                                       Fund       Fund        Stock Fund
                                                                    ----------   --------    -----------
ASSETS:
  Investments at identified cost..................................   $ 191,333   $ 46,572       $ 20,991
  Investments at identified cost - federal income tax purposes....   $ 194,755   $ 47,312       $ 21,038
------------------------------------------------------------------   ---------   --------    -----------
  Investments at value............................................   $ 221,767   $ 49,727       $ 20,926
  Cash............................................................           -          -             57
  Cash denominated in foreign currencies (cost $80) ..............           -          -             81
  Receivable for:
     Investments sold.............................................       5,434        739            240
     Dividends....................................................           3          -             87
     Interest.....................................................          83         15              4
     Foreign tax reclaim .........................................           -          -             55
     Currency ....................................................           -          -              4
     Expense reimbursement........................................           -         12              -
                                                                     ---------   --------    -----------
  Total assets....................................................     227,287     50,493         21,454
                                                                     ---------   --------    -----------

LIABILITIES:
  Payable for:
     Investments purchased........................................       3,790        671             74
     Capital stock redeemed.......................................          54          -              -
     Investment management fee ...................................         125         28             13
     Accrued expenses ............................................          32         25             39
                                                                     ---------   --------    -----------
   Total liabilities..............................................       4,001        724            126
                                                                     ---------   --------    -----------

NET ASSETS........................................................   $ 223,286   $ 49,769       $.21,328
                                                                    ==========   ========    ===========

NET ASSETS consist of:
     Paid-in capital .............................................   $ 221,691   $ 51,980       $ 22,730
     Undistributed net investment income (loss)...................         (80)       (34)            16
     Undistributed net realized gain (loss) from:
       Investment transactions....................................     (28,759)    (5,332)        (1,358)
       Foreign currency transactions..............................           -          -              7
    Unrealized appreciation (depreciation) on:
       Investments................................................      30,434      3,155            (65)
       Translation of assets and liabilities in foreign currencies           -          -             (2)
                                                                    ----------   --------    -----------

NET ASSETS........................................................   $.223,286   $ 49,769       $ 21,328
                                                                    ==========   ========    ===========

Shares of capital stock outstanding...............................      41,270      5,138          1,710
                                                                    ==========   ========    ===========
Net asset value, offering and
   redemption price per share.....................................      $ 5.41     $ 9.69        $ 12.47
                                                                    ==========   ========    ===========

                 See Accompanying Notes to Financial Statements

--------------------------------------------------------------------------------
                               CMC SMALL CAP FUND
                             CMC SMALL/MID CAP FUND
                          CMC INTERNATIONAL STOCK FUND
                          Portfolios of CMC Fund Trust
                      STATEMENTS OF OPERATIONS (Unaudited)
--------------------------------------------------------------------------------
For the six months ended April 30, 2001
(In thousands)
                                                                       CMC             CMC              CMC
                                                                     Small Cap     Small\Mid Cap    International
                                                                       Fund           Fund *         Stock Fund
                                                                   -------------   --------------   -------------
NET INVESTMENT INCOME:
     Income:
         Interest...............................................          $ 650             $ 23            $ 37
         Dividends..............................................            116               86             136
         Foreign withholding tax on dividend income ............              -                -             (18)
                                                                   -------------   --------------   -------------
             Total income.......................................            766              109             155
                                                                   -------------   --------------   -------------

       Expenses:
         Investment management fees ............................            785              135              81
         Custodian fees.........................................             24               17              19
         Legal, insurance and audit fees........................              8               14              23
         Registration and filing fees...........................             16                7               1
         Transfer agent fees....................................              9                8               9
         Trustees' fees.........................................              4                1               1
         Other expenses ........................................              -                -               5
                                                                   -------------   --------------   -------------
             Total expenses.....................................            846              182             139
         Expense reimbursements ................................              -              (39)              -
                                                                   -------------   --------------   -------------
             Net expenses.......................................            846              143             139
                                                                   -------------   --------------   -------------
     Net investment income (loss)...............................            (80)             (34)             16
                                                                   -------------   --------------   -------------

NET REALIZED AND UNREALIZED GAIN (LOSS)
     ON INVESTMENTS:
     Net realized gain (loss) from:
         Investment transactions................................        (27,223)          (5,332)         (1,341)
         Foreignncurrency transactions..........................              -                -               7
                                                                   -------------   --------------   -------------

         Net realized loss......................................        (27,223)          (5,332)         (1,334)
                                                                   -------------   --------------   -------------

     Change in net unrealized appreciation or depreciation on:
         Investments............................................         (4,220)           3,155            (299)
         Translation of assets and liabilities in foreign currencies          -                -               1
                                                                   -------------   --------------   -------------
         Change in net unrealized appreciation or depreciation..         (4,220)           3,155            (298)
                                                                   -------------   --------------   -------------

     Net realized and unrealized gain (loss) on investments.....        (31,443)          (2,177)         (1,632)
                                                                   -------------   --------------   -------------

NET DECREASE RESULTING
     FROM OPERATIONS............................................      $ (31,523)        $ (2,211)       $ (1,616)
                                                                   =============   ==============   =============

* For the period December 1, 2000 (inception of operations) through April 30,
2001


                 See Accompanying Notes to Financial Statements

--------------------------------------------------------------------------------
                               CMC SMALL CAP FUND
                             CMC SMALL/MID CAP FUND
                          CMC INTERNATIONAL STOCK FUND
                          Portfolios of CMC Fund Trust
                       STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
(In thousands)

                                                       CMC Small                 CMC Small/                    CMC
                                                       Cap Fund                 Mid Cap Fund         International Stock Fund
                                             ------------------------------  -------------------   ------------------------------
                                              Six Months                      December 1, 2000 *    Six Months
                                                 Ended        Year Ended          Through              Ended        Year Ended
                                             April 30, 2001   October 31,      April 30, 2001      April 30, 2001   October 31,
                                              (Unaudited)        2000           (Unaudited)         (Unaudited)        2000
                                             --------------  --------------  -------------------   --------------  --------------
Operations:
  Net investment income (loss).............          $ (80)       $ (1,300)               $ (34)            $ 16            $ 50
  Net realized gain (loss) from:
   Investment transactions.................        (27,223)        155,799               (5,332)          (1,341)          3,788
   Foreign currency transactions...........              -               -                    -                7             (99)
  Change in net unrealized appreciation or
    depreciation on:
     Investments...........................         (4,220)        (16,239)               3,155             (299)         (5,223)
     Translation of assets and liabilities
       in foreign currencies...............              -               -                    -                1               5
                                             --------------  --------------  -------------------   --------------  --------------
  Net increase (decrease)
       resulting from operations...........        (31,523)        138,260               (2,211)          (1,616)         (1,479)

Distributions to shareholders:
    From net realized gain from
       investment transactions.............       (128,856)        (31,229)                   -           (3,805)         (2,822)

Net capital share transactions.............        125,185         (88,680)              51,980            3,774          (3,216)
                                             --------------  --------------  -------------------   --------------  --------------

Net increase (decrease) in net assets......        (35,194)         18,351               49,769           (1,647)         (7,517)

NET ASSETS:
  Beginning of period .....................        258,480         240,129                    -           22,975          30,492
                                             --------------  --------------  -------------------   --------------  --------------

  End of period ...........................      $ 223,286       $ 258,480             $ 49,769         $ 21,328        $ 22,975
                                             ==============  ==============  ===================   ==============  ==============
 Undistributed net investment income (loss)
  at end of period.........................          $ (80)            $ -                $ (34)            $ 16             $ -
                                             ==============  ==============  ===================   ==============  ==============
* From inception of operations


                 See Accompanying Notes to Financial Statements

--------------------------------------------------------------------------------
                               CMC SMALL CAP FUND
                             CMC SMALL/MID CAP FUND
                          CMC INTERNATIONAL STOCK FUND
                          Portfolios of CMC Fund Trust
                    NOTES TO FINANCIAL STATEMENTS (Unaudited)
--------------------------------------------------------------------------------

1.  Significant accounting policies:

CMC Small Cap Fund, CMC Small/Mid Cap Fund and CMC International Stock Fund (the Funds) are portfolios of CMC Fund Trust (the Trust), an open-end diversified investment company registered under the Investment Company Act of 1940, as amended. The Trust has established four other portfolios, CMC Fixed Income Securities Fund, CMC High Yield Fund, CMC International Bond Fund, and CMC Short Term Bond Fund, which are not included in these financial statements. The CMC Small/ Mid Cap Fund began operation on December 1, 2000 and CMC International Bond Fund is not yet operational. Each portfolio issues a separate series of the Trust's shares and maintains a separate investment portfolio. Following is a summary of significant accounting policies, in conformity with generally accepted accounting principles, which are consistently followed by each Fund in the preparation of its financial statements.

Investment valuation. Portfolio securities are valued based on the last sales prices reported by the principal securities exchanges on which the investments are traded or, in the absence of recorded sales, at the closing bid prices on such exchanges or over-the-counter markets. Investment securities with less than 60 days to maturity when purchased are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available will be valued at fair market value as determined in good faith under procedures established by and under the general supervision of the Board of Trustees.

Repurchase agreements. The Funds may engage in repurchase agreement transactions. The Funds, through their custodians, receive delivery of underlying securities collateralizing repurchase agreements. The Funds' investment advisor determines that the value of the underlying securities is at all times at least equal to the resale price. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

Investment transactions. Investment transactions are accounted for as of the date the investments are purchased or sold. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment income and expenses. Dividend income less foreign taxes withheld (if any) is recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend, if such information is obtained subsequent to the ex-dividend date. Interest income is recorded on the accrual basis and includes amortization of discounts or accretion of premiums. Expenses are recorded on the accrual basis and each Fund bears expenses incurred specifically on its behalf as well as a portion of general expenses incurred on behalf of the Trust and its underlying portfolios.

Forward currency exchange contracts. The CMC International Stock Fund may enter into forward currency contracts in connection with planned purchases or sales of securities or to hedge the US dollar value of the portfolio securities denominated in a foreign currency. Contracts are valued at the prevailing forward exchange rate of the underlying currencies. The gain or loss arising from the difference between the original contract price and the closing price of such contract is included in the net realized gains or losses from foreign currency transactions. Fluctuations in the value of forward currency contracts are recorded for financial reporting purposes as unrealized gains or losses. The Fund could be exposed to risks if counterparties to the forward contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably. The effect of any change in the value of a hedged foreign currency would be offset by the corresponding change (resulting from a change in exchange rates) in value of the securities denominated in that currency. Net realized gains arising from such transactions for the six months ended April 30, 2001, amounted to $4,428 and is included in net realized gain from foreign currency transaction. As of April 30, 2001, the Fund had no outstanding forward currency contracts.

--------------------------------------------------------------------------------
                               CMC SMALL CAP FUND
                             CMC SMALL/MID CAP FUND
                          CMC INTERNATIONAL STOCK FUND
                          Portfolios of CMC Fund Trust
                    NOTES TO FINANCIAL STATEMENTS (Unaudited)
--------------------------------------------------------------------------------

1.       Significant accounting policies, continued:

Foreign currency translations. The books and records of the CMC International Stock Fund are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities of the Fund are translated into U.S. dollars at the daily rates of exchange on the valuation date. Purchases and sales of investment securities, dividend and interest income and certain expenses are translated at the rate of exchange prevailing on the respective dates of such transactions.

The CMC International Stock Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices on investments held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign currency gains or losses arise from the sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalents of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rate.

Use of estimates. The preparation of the financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Dividends and distributions to shareholders. Dividends from net investment income are declared and paid annually. Distributions from any net realized gains are generally declared and paid annually. Distributions to shareholders are recorded on the ex-dividend date. Additional distributions of net investment income and capital gains for each Fund may be made at the discretion of the Board of Trustees.

Federal income taxes. Each Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies by distributing substantially all taxable net investment income and net realized gains to its shareholders in a manner which results in no tax to the Fund. Therefore, no federal income or excise tax provision is required.

Foreign capital gains taxes. Realized gains in certain countries may be subject to foreign taxes at the Fund level, rates ranging from approximately 10% to 30%. Each Fund provides for such foreign taxes on net realized and unrealized gains at the appropriate rate for each jurisdiction.

--------------------------------------------------------------------------------
                               CMC SMALL CAP FUND
                             CMC SMALL/MID CAP FUND
                          CMC INTERNATIONAL STOCK FUND
                          Portfolios of CMC Fund Trust
                    NOTES TO FINANCIAL STATEMENTS (Unaudited)
--------------------------------------------------------------------------------

2. Transactions with affiliates and related parties:

The amounts of fees and expenses described below are shown on each Fund's statement of operations.

The investment adviser of the Funds is Columbia Management Co. (CMC). CMC is an indirect wholly-owned subsidiary of FleetBoston Financial Corporation (Fleet), a publicly owned multi-bank holding company registered under the Bank Holding Company Act of 1956.

Investment management fees were paid by each Fund monthly to CMC. The Funds' fees are based on an annual rate of 0.75 of 1% of average daily net assets.

For the fiscal period December 1, 2000 through October 31, 2001, and the years ending October 31, 2002 and 2003, CMC has contractually agreed to reimburse ordinary expenses of the Small/Mid Cap Fund, to the extent that these expenses, together with the advisory fee, exceed 0.80% of the Fund's average daily net assets.

Trustees' fees and expenses were paid directly by each Fund to trustees having no affiliation with the Funds other than their capacity as trustees. Other officers and trustees received no compensation from the Funds.

The transfer agent for the Fund is Columbia Trust Company (CTC), an affiliate of CMC and indirect wholly-owned subsidiary of Fleet. CTC is compensated based on a per account fee or minimum of $1,500 per month.


3.  Federal income tax:

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for foreign currency transactions, net operating losses, deferral of losses from wash sales, passive foreign investment companies (PFIC), in-kind redemptions and non-taxable dividends.

As of April 30, 2001, for federal income tax purposes, unrealized appreciation (depreciation) excluding short term investments were as follows:

                                                                      Net
                                 Unrealized      Unrealized      Appreciation
                                Appreciation   (Depreciation)   (Depreciation)
                                ------------   -------------    --------------
CMC Small Cap Fund...........   $ 38,090,129    $(11,078,181)    $ 27,011,948
CMC Small/Mid Cap Fund *.....   $  4,513,806    $ (2,098,861)    $  2,414,945
CMC International Stock Fund.   $  1,328,184    $ (1,440,611)    $   (112,427)

* For the period December 1, 2000 (inception of operations) through April 30, 2001.

On December 8, 2000, capital gain distributions were paid to shareholders of record on December 7, 2000. The following distributions were designated as long-term gains:

CMC Small Cap Fund.............   $ 42,125,630
CMC International Stock Fund...   $  3,805,346

--------------------------------------------------------------------------------
                               CMC SMALL CAP FUND
                             CMC SMALL/MID CAP FUND
                          CMC INTERNATIONAL STOCK FUND
                          Portfolios of CMC Fund Trust
                    NOTES TO FINANCIAL STATEMENTS (Unaudited)
--------------------------------------------------------------------------------

4.  Investment transactions:

During the six months ended April 30, 2001, purchases, sales and maturities, and net realized gains (losses) of long-tem securities, excluding U.S. government securities, were as follows:

                                                                    Realized
                                  Purchases         Sales        Gains (Losses)
                                -------------   -------------    -------------

CMC Small Cap Fund............  $ 187,410,619   $ 169,589,424    $ 27,222,851
CMC Small/Mid Cap Fund *......  $  84,312,951   $  34,711,326    $ (5,331,923)
CMC International Stock Fund..  $  12,570,483   $  12,177,216    $ (1,341,064)

* For the period December 1, 2000 (inception of operations) through April 30, 2001.

5.  Capital stock activity:

At April 30, 2001, each Fund had 100 million shares of no par value capital stock authorized. Transactions of capital shares were as follows:

                                                                              CMC Small/
                                            CMC Small Cap Fund               Mid Cap Fund        CMC International Stock Fund
                                     ---------------------------------    -------------------  ----------------------------------
                                       Six Months           Year          December 1, 2000      Six Months           Year
                                         Ended             Ended              through             Ended             Ended
                                     April 30, 2001   October 31, 2000    April 30, 2001(1)    April 30, 2001   October 31, 2000
                                     --------------    ---------------    -------------------  ---------------  -----------------
Shares:
  Shares sold......................    13,157,203          7,021,087              5,201,161           26,050          1,392,510
  Shares issued for reinvestment
    of dividends...................    21,433,664          1,829,474                      -          287,630            132,493
                                      ------------    ---------------      -----------------   --------------   ----------------
                                       34,590,867          8,850,561              5,201,161          313,680          1,525,003
  Less shares redeemed.............    (7,083,423)       (12,757,166)               (62,800)         (22,300)        (1,813,809)
                                      ------------    ---------------      -----------------   --------------   ----------------
  Net increase (decrease) in shares    27,507,444         (3,906,605)             5,138,361          291,380           (288,806)
                                      ============    ===============      =================   ==============   ================

  Sales ...........................  $ 73,782,846      $ 122,730,857           $ 52,630,058 *      $ 309,734       $ 27,764,989
  Reinvestment of dividends........   128,601,986         31,229,115                      -        3,805,346          2,822,106
                                      ------------      -------------      -----------------   ---------------  ----------------
                                      202,384,832        153,959,972             52,630,058        4,115,080         30,587,095
   Less redemptions................   (77,199,395) * *  (242,640,215) * *          (648,980)        (341,303)       (33,803,239)
                                      ------------      -------------      -----------------   ---------------  ----------------
   Net increase (decrease).........  $ 125,185,437      $(88,680,243)          $ 51,981,078      $ 3,773,777       $ (3,216,144)
                                      ============      =============      =================   ===============  ================


(1) From the inception of operations.
* Includes $20,397,942 of securities in an in-kind transfer from CMC Small Cap Fund.
** Includes $42,964,973 for the six months ending April 30, 2001 and $92,177,577 for the year ending 2000 from the delivery of securities in-kind redemptions.

                        CMC FIXED INCOME SECURITIES FUND
                               CMC HIGH YIELD FUND
                           CMC INTERNATIONAL BOND FUND

                          A Portfolio of CMC Fund Trust















                               SEMI-ANNUAL REPORT
                                   (Unaudited)



                                 April 30, 2001
















               1300 S.W. Sixth, P.O. Box 1350, Portland, OR 97207

--------------------------------------------------------------------------------
                                 CMC Fund Trust
                              FINANCIAL HIGHLIGHTS
              (For a Fund Share Outstanding Throughout Each Period)
--------------------------------------------------------------------------------

       CMC FIXED INCOME SECURITIES FUND

                                                   Six Months           September 1
                                                      Ended               through
                                                 April 30, 2001         October 31,
                                                 (Unaudited)(2)         2000 (1)(2)
                                                ------------------   ------------------
Net asset value, beginning of period.........             $ 10.02              $ 10.00
                                                ------------------   ------------------

Income from investment operations:
     Net investment income ..................                0.33                 0.11
     Net realized and unrealized gains
       on investments .......................                0.31                 0.02
                                                ------------------   ------------------
          Total from investment operations...                0.64                 0.13
                                                ------------------   ------------------

Less distributions:
     Dividends from net investment income....               (0.33)               (0.11)
      Distributions from net capital gains...               (0.00) *                 -
                                                ------------------   ------------------
          Total distributions................               (0.33)               (0.11)
                                                ------------------   ------------------

Net asset value, end of period...............             $ 10.33              $ 10.02
                                                ==================   ==================

Total return (3).............................               6.45%                1.31%

Ratios/Supplemental data
Net assets, end of period (in thousands).....            $ 19,511             $ 10,866
Ratio of net expenses to average net assets(4)              0.40%                0.40%
Ratio of total expenses to average net assets (4)           0.78%                1.46%
Ratio of net income to average net assets....               6.40%                6.57%
Portfolio turnover rate......................                159%                 103%

(1)  From inception of operations.
(2)  Ratios and portfolio turnover rates are annualized.
(3)  Not annualized.
(4) For the fiscal period September 1, 2000 through October 31, 2000, and the years ended October 31, 2001 and 2002, the investment adviser has contractually agreed to reimburse ordinary expenses of the Fund, to the extent that these expenses, together with the advisory fee exceed 0.40% of the Fund's average daily net assets.
 * Amount represents less than $0.01 per share.

                 See Accompanying Notes to Financial Statements

--------------------------------------------------------------------------------
                                 CMC Fund Trust
                              FINANCIAL HIGHLIGHTS
              (For a Fund Share Outstanding Throughout Each Period)
--------------------------------------------------------------------------------

       CMC HIGH YIELD FUND

                                                Six Months
                                                  Ended
                                              April 30, 2001                          Year Ended October 31,
                                                                --------------------------------------------------------------
                                              (Unaudited)(1)       2000          1999        1998          1997       1996
                                              ---------------   -----------  -----------  -----------  ----------- -----------
Net asset value, beginning of period ........         $ 8.30        $ 8.54       $ 8.95       $ 9.21       $ 8.99      $ 9.06
                                              ---------------   -----------  -----------  -----------  ----------- -----------
Income from investment operations:
  Net investment income .....................           0.37          0.73         0.74         0.76         0.80        0.81
  Net realized and unrealized gains (losses)
    on investments ..........................           0.09         (0.24)       (0.41)       (0.21)        0.32        0.03
                                                -------------   -----------  -----------  -----------  ----------- -----------
       Total from investment operations......           0.46          0.49         0.33         0.55         1.12        0.84
                                                -------------   -----------  -----------  -----------  ----------- -----------

Less distributions:
  Dividends from net investment income.......          (0.37)        (0.73)       (0.74)       (0.76)       (0.80)      (0.81)
  Distributions from net capital gains.......              -             -        (0.00) *     (0.05)       (0.10)      (0.10)
                                                 ------------   -----------  -----------  -----------  ----------- -----------
      Total distributions....................          (0.37)        (0.73)       (0.74)       (0.81)       (0.90)      (0.91)
                                                 ------------   -----------  -----------  -----------  ----------- -----------

Net asset value, end of period...............         $ 8.39        $ 8.30       $ 8.54       $ 8.95       $ 9.21      $ 8.99
                                              ===============   ===========  ===========  ===========  =========== ===========

Total return.................................          5.56% (2)     6.01%        3.75%        6.00%       12.90%       9.61%

Ratios/Supplemental data
Net assets, end of period (in thousands).....      $ 368,606     $ 319,985    $ 271,551    $ 263,912    $ 119,196    $ 69,614
Ratio of expenses to average net assets......          0.43%         0.43%        0.43%        0.45%        0.45%       0.50%
Ratio of net investment income to average
net assets...................................          8.75%         8.70%        8.39%        8.28%        8.60%       8.90%
Portfolio turnover rate......................            35%           56%          62%          71%          69%         56%

(1)  Ratios and portfolio turnover rates are annualized.
(2)  Not annualized.
 * Amount represents less than $0.01 per share.

NOTE: Per share amounts have been adjusted to retroactively reflect a 4 for 1 share split effective September 1, 1999.


                 See Accompanying Notes to Financial Statements

--------------------------------------------------------------------------------
                           CMC FIXED INCOME FUND
                       A Portfolio of CMC Fund Trust
                    SCHEDULE OF INVESTMENTS (Unaudited)
--------------------------------------------------------------------------------
APRIL 30, 2001

                                                                                   PRINCIPAL AMOUNT          VALUE
                                                                                 -------------------  -------------------
U.S. GOVERNMENT SECURITIES (42.5%)
  U.S. TREASURY NOTES & BONDS (13.2%)
      U.S. TREASURY INFLATION INDEX BONDS
      3.375% 01/15/2007                                                                  $ 721,142             $ 732,748
      U.S. TREASURY BONDS
      8.875% 08/15/2017                                                                    255,000               336,082
      6.25% 08/15/2023 **                                                                1,445,000             1,502,800
                                                                                                       ------------------
                                                                                                               2,571,630
                                                                                                       ------------------
  U.S. AGENCY BONDS (1.0%)
      FEDERAL HOME LOAN BANK
      5.125% 01/13/2003                                                                    200,000               201,532
                                                                                                       ------------------

  GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
  (GNMA) (9.2%)
      7.00% 01/15/2028 - 04/15/2031                                                      1,536,655             1,553,462
      8.00% 09/15/2030                                                                     243,476               251,770
                                                                                                       ------------------
                                                                                                               1,805,232
                                                                                                       ------------------
  FEDERAL HOME LOAN MORTGAGE CORP. (FHLMC) (3.3%)
      6.00% 03/01/2016 - 10/01/2028                                                        649,926               643,560
                                                                                                       ------------------

  FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) (7.1%)
      7.00% 01/01/2030                                                                      47,543                47,766
      7.50% 10/01/2029 - 05/15/2031 *                                                    1,308,819             1,334,995
                                                                                                       ------------------
                                                                                                               1,382,761

                                                                                                       ------------------
  AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (8.7%)
      GNMA GTD. REMIC PASS THRU SECS.
      REMIC TR. 1999-14 CL. PE
      6.00% 11/20/2025                                                                     150,000               149,131
      REMIC TR. 2000-15 CL. PD
      7.50% 05/20/2026                                                                      80,000                82,725
      FNMA GTD. REMIC PASS THRU CTF.
      REMIC TR. 1996-48 CL. C
      7.50% 12/25/2025                                                                     200,000               206,874
      FHLMC GNMA MULTICLASS MTG. PARTN. CTFS.
      GTD. SERIES 24 CL. J
      6.25% 11/25/2023                                                                     150,000               146,923
      FHLMC MULTICLASS MTG. PARTN. CTFS.
      GTD. SERIES 2207 CL. VD
      7.00% 12/15/2014                                                                     100,000               101,625
      GTD. SERIES 1558 CL. C
      6.50% 07/15/2023                                                                     750,000               752,174


                 See Accompanying Notes to Financial Statements

                                       3

--------------------------------------------------------------------------------
                           CMC FIXED INCOME FUND
                       A Portfolio of CMC Fund Trust
                    SCHEDULE OF INVESTMENTS (Unaudited)
--------------------------------------------------------------------------------


                                                                                   PRINCIPAL AMOUNT          VALUE
                                                                                 -------------------  -------------------

U.S. GOVERNMENT SECURITIES (CONTINUED)
      GTD. SERIES 2113 CL. MU
      6.50% 08/15/2027                                                                   $ 260,000             $ 256,667
                                                                                                       ------------------
                                                                                                               1,696,119
                                                                                                       ------------------
TOTAL U.S. GOVERNMENT SECURITIES
      (COST $8,296,568)                                                                                        8,300,834
                                                                                                       ------------------

CORPORATE NOTES & BONDS (38.8%)
  INDUSTRIAL (19.6%)
      ALCAN, INC.
      7.25% 03/15/2031                                                                     125,000               120,996
      ALCOA, INC.
      6.75% 01/15/2028                                                                      75,000                71,780
      AMERICAN HOME PRODUCTS CORP. (144A)
      6.25% 03/15/2006                                                                     200,000               197,940
      ANADARKO FINANCE CO. (144A)
      7.50% 05/01/2031                                                                     150,000               152,538
      ANHEUSER-BUSCH COS., INC.
      5.75% 04/01/2010                                                                      50,000                48,031
      AOL TIME WARNER, INC.
      7.625% 04/15/2031                                                                     75,000                75,580
      BURLINGTON NORTHERN SANTE FE CORP.
      7.125% 12/15/2010                                                                     50,000                50,482
      CANADIAN NATIONAL RAILWAY CO.
      SERIES 1997-A2
      7.195% 01/02/2016                                                                     74,295                68,478
      CATERPILLAR FINANCIAL SERVICES CORP.
      6.875% 08/01/2004                                                                    200,000               205,136
      COASTAL CORP.
      6.50% 05/15/2006                                                                     150,000               149,673
      COCA-COLA ENTERPRISES, INC.
      6.95% 11/15/2026                                                                      60,000                57,944
      COMPUTER SCIENCES CORP.
      7.50% 08/08/2005                                                                      75,000                77,496
      CONOCO, INC.
      5.90% 04/15/2004                                                                     200,000               200,592
      DIAGEO CAPITAL PLC
      6.625% 06/24/2004                                                                     75,000                77,032
      DOW CHEMICAL CO.
      7.375% 11/01/2029                                                                    100,000               100,618
      FEDERAL EXPRESS CORP. PASS THRU TRUST
      SERIES 1998-1B
      6.845% 01/15/2019                                                                    112,606               106,999

                 See Accompanying Notes to Financial Statements

                                       4

--------------------------------------------------------------------------------
                           CMC FIXED INCOME FUND
                       A Portfolio of CMC Fund Trust
                    SCHEDULE OF INVESTMENTS (Unaudited)
--------------------------------------------------------------------------------


                                                                                   PRINCIPAL AMOUNT          VALUE
                                                                                 -------------------  -------------------
CORPORATE NOTES & BONDS (CONTINUED)
      HEWLETT-PACKARD CO.
      7.15% 06/15/2005                                                                   $ 200,000             $ 207,346
      HONEYWELL INTERNATIONAL, INC.
      7.50% 03/01/2010                                                                     165,000               177,281
      INTERNATIONAL PAPER CO.
      8.00% 07/08/2003                                                                     100,000               104,465
      KINDER MORGAN ENERGY PARTNERS L.P.
      8.00% 03/15/2005                                                                     175,000               185,471
      MCDONALD'S CORP.
      6.00% 06/23/2002                                                                     300,000               304,302
      PHILLIPS PETROLEUM CO.
      8.50% 05/25/2005                                                                     195,000               211,686
      PRECISION CASTPARTS CORP.
      8.75% 03/15/2005                                                                     125,000               131,688
      PROCTER & GAMBLE CO.
      5.25% 09/15/2003                                                                     200,000               201,148
      TIME WARNER, INC.
      7.975% 08/15/2004                                                                     75,000                79,718
      TYCO INTERNATIONAL GROUP S.A.
      6.25% 06/15/2003                                                                     125,000               126,378
      UNITED TECHNOLOGIES CORP.
      6.50% 06/01/2009                                                                      40,000                40,391
      7.125% 11/15/2010                                                                    100,000               104,630
      VASTAR RESOURCES, INC.
      6.50% 04/01/2009                                                                     125,000               127,434
      WMX TECHNOLOGIES, INC.
      6.70% 05/01/2001                                                                      75,000                75,000
                                                                                                       ------------------
                                                                                                               3,838,253
                                                                                                       ------------------
  FINANCIAL (10.0%)
      BANK OF AMERICA CORP.
      7.80% 02/15/2010                                                                     100,000               106,421
      BANK ONE CORP.
      6.50% 02/01/2006                                                                     125,000               126,822
      CIT GROUP, INC.
      7.25% 08/15/2005                                                                      75,000                77,379
      7.625% 08/16/2005                                                                    100,000               104,751
      CITIGROUP, INC.
      7.25% 10/01/2010                                                                     100,000               103,898
      DEERE (JOHN) CAPITAL CORP.
      5.35% 10/23/2001                                                                     200,000               200,680



                 See Accompanying Notes to Financial Statements

                                       5

--------------------------------------------------------------------------------
                           CMC FIXED INCOME FUND
                       A Portfolio of CMC Fund Trust
                    SCHEDULE OF INVESTMENTS (Unaudited)
--------------------------------------------------------------------------------


                                                                                   PRINCIPAL AMOUNT          VALUE
                                                                                   -----------------  ---------------------
CORPORATE NOTES & BONDS (CONTINUED)
      EQUITABLE COS., INC.
      9.00% 12/15/2004                                                                    $ 45,000              $ 49,192
      FIRST INDUSTRIAL L.P.
      7.15% 05/15/2027                                                                     200,000               202,148
      FIRST UNION NATIONAL BANK
      7.80% 08/18/2010                                                                     100,000               106,903
      FORD MOTOR CREDIT CO.
      6.875% 02/01/2006                                                                    235,000               240,226
      7.375% 10/28/2009                                                                     25,000                25,618
      GENERAL ELECTRIC CAPITAL CORP.
      MEDIUM TERM NOTES
      5.65% 03/31/2003                                                                     200,000               202,740
      MERRILL LYNCH & CO, INC.
      MEDIUM TERM NOTES, SERIES B
      6.15% 01/26/2006                                                                     225,000               226,881
      SIMON PROPERTY GROUP L.P.
      6.625% 06/15/2003                                                                     75,000                75,165
      WELLS FARGO FINANCIAL, INC. *
      5.45% 05/03/2004                                                                     100,000                99,719
                                                                                                       ------------------
                                                                                                               1,948,543
                                                                                                       ------------------
  UTILITIES (6.7%)
      COMCAST CABLE COMMUNICATIONS
      6.375% 01/30/2006                                                                    250,000               250,840
      FPL GROUP CAPITAL, INC.
      6.875% 06/01/2004                                                                    200,000               204,456
      MCI WORLDCOM, INC.
      7.55% 04/01/2004                                                                      60,000                61,482
      NATIONAL RURAL UTILITIES
      COOPERATIVE FINANCE CORP.
      6.55% 11/01/2018                                                                      35,000                32,229
      PROGRESS ENERGY, INC.
      7.75% 03/01/2031                                                                     100,000                99,863
      QWEST CAPITAL FUNDING, INC.
      6.25% 07/15/2005                                                                     100,000                99,348
      SBC COMMUNICATIONS, INC.
      6.25% 3/15/2011                                                                      150,000               146,394
      SHAW COMMUNICATIONS, INC.
      7.25% 04/06/2011                                                                     125,000               123,770




                 See Accompanying Notes to Financial Statements

                                       6

--------------------------------------------------------------------------------
                           CMC FIXED INCOME FUND
                       A Portfolio of CMC Fund Trust
                    SCHEDULE OF INVESTMENTS (Unaudited)
--------------------------------------------------------------------------------


                                                                                   PRINCIPAL AMOUNT          VALUE
                                                                                 -------------------  -------------------

CORPORATE NOTES AND BONDS (CONTINUED)
      TCI COMMUNICATIONS, INC.
      8.00% 08/01/2005                                                                    $ 50,000              $ 53,370
      TEXAS EASTERN TRANSMISSION
      7.30% 12/01/2010                                                                     100,000               102,412
      TXU EASTERN FUNDING CO.
      6.45% 05/15/2005                                                                      75,000                73,983
      VERIZON GLOBAL FUNDING CORP. (144A)
      7.75% 12/01/2030                                                                      50,000                52,153
                                                                                                       ------------------
                                                                                                               1,300,300
                                                                                                       ------------------
  INTERNATIONAL (2.5%)
      BRITISH COLUMBIA PROVINCE
      5.375% 10/29/2008                                                                     80,000                77,242
      KOREA DEVELOPMENT BANK
      6.625% 11/21/2003                                                                     10,000                 9,962
      7.125% 04/22/2004                                                                     40,000                40,696
      ONTARIO PROVINCE
      7.625% 06/22/2004                                                                    200,000               213,002
      QUEBEC PROVINCE
      6.50% 01/17/2006                                                                      95,000                97,959
      7.125% 02/09/2024                                                                     45,000                45,774
                                                                                                       ------------------
                                                                                                                 484,635
                                                                                                       ------------------
  TOTAL CORPORATE NOTES AND BONDS
      (COST $7,437,692)                                                                                        7,571,731
                                                                                                       ------------------

OTHER SECURITIZED LOANS (14.8%)
  ASSET BACKED SECURITIES (6.4%)
      CONTIMORTGAGE HOME EQUITY LOAN TRUST
      SERIES 1996-2 CL. A6
      7.25% 06/15/2011                                                                      21,675                21,700
      IMC HOME EQUITY LOAN TRUST
      SERIES 1997-3 CL. A6
      7.52% 08/20/2028                                                                      40,000                41,383
      MERIT SECURITIES CORP.
      SERIES 13 CL. A4
      7.88% 12/28/2033                                                                     250,000               260,278
      NEW CENTURY HOME EQUITY LOAN TRUST
      SERIES 1997-NC5 CL. A5
      7.13% 10/25/2028                                                                     530,000               537,436
      SERIES 1999-NCA CL. A7
      7.32% 07/25/2029                                                                      59,341                61,090


                 See Accompanying Notes to Financial Statements

                                       7

--------------------------------------------------------------------------------
                           CMC FIXED INCOME FUND
                       A Portfolio of CMC Fund Trust
                    SCHEDULE OF INVESTMENTS (Unaudited)
--------------------------------------------------------------------------------


                                                                                   PRINCIPAL AMOUNT          VALUE
                                                                                 -------------------  -------------------
  OTHER SECURITIZED LOANS (CONTINUED)
      THE MONEY STORE RESIDENTIAL TRUST
      SERIES 1997-II CL. A4
      7.385% 03/15/2029                                                                  $ 155,451             $ 160,456
      WIMLT SERIES 1997-2  CL. A5
      7.255% 05/25/2028                                                                    160,000               164,534
                                                                                                       ------------------
                                                                                                               1,246,877
                                                                                                       ------------------
  COLLATERALIZED MORTGAGE OBLIGATIONS (6.4%)
      FIRST NATIONWIDE TRUST
      SERIES 2000-1 CL. 2A3
      8.00% 10/25/2030                                                                     340,000               356,625
      PNC MORTGAGE SECURITIES CORP.
      SERIES 1997-4 CL. 2PP2
      7.50% 07/25/2027                                                                     210,000               216,236
      SERIES 1998-12 CL. 4A4
      6.50% 01/25/2029                                                                     293,418               293,208
      RESIDENTIAL ASSET SECURITIZATION TRUST
      SERIES 1999-A1 CL. A1
      6.75% 03/25/2029                                                                      54,200                54,788
      STRUCTURED ASSET SECURITIES CORP.
      SERIES 1999-ALS2 CL. A2
      6.75% 07/25/2029                                                                     321,014               325,988
                                                                                                       ------------------
                                                                                                               1,246,845
                                                                                                       ------------------
COMMERCIAL MORTGAGE BACKED SECURITIES (2.0%)
      CREDIT SUISSE FIRST BOSTON
      MORTGAGE SECURITIES CORP.
      SERIES 1998-C1 CL. A1B
      6.48% 05/17/2008                                                                      70,000                70,607
      NATIONSLINK FUNDING CORP.
      SERIES 1999-SL CL. A5
      6.888% 11/10/2030                                                                     90,000                92,564
      PRUDENTIAL SECURITIES SECURED FINANCING CORP.
      SERIES 1999-C2 CL. A2
      7.193% 04/15/2009                                                                    215,000               224,934
                                                                                                       ------------------
                                                                                                                 388,105
                                                                                                       ------------------
TOTAL OTHER SECURITIZED LOANS
      (COST $2,830,732)                                                                                        2,881,827
                                                                                                       ------------------






                 See Accompanying Notes to Financial Statements

                                       8

--------------------------------------------------------------------------------
                           CMC FIXED INCOME FUND
                       A Portfolio of CMC Fund Trust
                    SCHEDULE OF INVESTMENTS (Unaudited)
--------------------------------------------------------------------------------


                                                                                   PRINCIPAL AMOUNT          VALUE
                                                                                 -------------------  -------------------
  REPURCHASE AGREEMENT (0.2%)
      J.P. MORGAN SECURITIES, INC.
      4.49% DATED 04/30/2001, DUE 05/01/2001 IN
      THE AMOUNT OF $30,048.
      COLLATERALIZED BY
      U.S. TREASURY BONDS
      5.25% TO 12.00% DUE 08/15/2013 TO 02/15/2031
      U.S. TREASURY STRIPS
      5.75% TO 8.00% DUE 05/15/2001 TO 08/15/2028
      (COST $30,044)                                                                      $ 30,044              $ 30,044
                                                                                                       ------------------

TOTAL INVESTMENTS (96.3%)
(COST $18,595,036)                                                                                            18,784,436

OTHER ASSETS LESS LIABILITIES (3.7%)                                                                             726,584
                                                                                                       ------------------

NET ASSETS (100.0%)                                                                                         $ 19,511,020
                                                                                                       ==================

    * Security purchased on when-issued basis.
   ** A portion of this security was segregated at the custodian to cover a when-issued security



























                 See Accompanying Notes to Financial Statements

                                       9

--------------------------------------------------------------------------------
                            CMC HIGH YIELD FUND
                       A Portfolio of CMC Fund Trust
                    SCHEDULE OF INVESTMENTS (Unaudited)
--------------------------------------------------------------------------------
APRIL 30, 2001

                                                                                   PRINCIPAL AMOUNT          VALUE
                                                                                 -------------------  -------------------
CORPORATE NOTES & BONDS (97.0%)
  AEROSPACE (2.0%)
      PRECISION CASTPARTS CORP.
      SENIOR NOTES
      8.75% 03/15/2005                                                                 $ 7,000,000           $ 7,374,507
                                                                                                       ------------------

  AUTOMOTIVE/AUTO PARTS (4.2%)
      AMERICAN AXLE & MANUFACTURING, INC.
      SENIOR SUBORDINATED NOTES
      9.75% 03/01/2009                                                                   8,000,000             7,800,000
      LEAR CORP.
      SENIOR NOTES, SERIES B
      7.96% 05/15/2005                                                                   7,800,000             7,806,131
                                                                                                       ------------------
                                                                                                              15,606,131
                                                                                                       ------------------
  BROADCASTING (1.8%)
      HERITAGE MEDIA CORP.
      SENIOR SUBORDINATED NOTES
      8.75% 02/15/2006                                                                   6,500,000             6,532,500
                                                                                                       ------------------

  CABLE TV (10.4%)
      ADELPHIA COMMUNICATIONS CORP.
      SENIOR DISCOUNT NOTES
      0.00% 03/15/2003                                                                   6,985,000             5,797,550
      ADELPHIA COMMUNICATIONS CORP.
      SENIOR NOTES
      9.50% 03/01/2005                                                                   2,000,000             1,950,000
      ADELPHIA COMMUNICATIONS CORP.
      SENIOR NOTES, SERIES B
      10.50% 07/15/2004                                                                    350,000               358,750
      CHARTER COMMUNICATIONS HOLDINGS L.L.C./CHARTER
      COMMUNICATIONS HOLDINGS CAPITAL CORP.
      SENIOR NOTES
      8.25% 04/01/2007                                                                   1,500,000             1,440,000
      10.00% 04/01/2009                                                                  2,950,000             3,104,875
      10.75% 10/01/2009                                                                  3,500,000             3,780,000
      CSC HOLDINGS, INC.
      SENIOR DEBENTURES, SERIES B
      8.125% 08/15/2009                                                                  1,000,000               995,790
      CSC HOLDINGS, INC.
      SENIOR NOTES
      7.875% 12/15/2007                                                                  3,000,000             2,966,640


                 See Accompanying Notes to Financial Statements

                                       10

--------------------------------------------------------------------------------
                            CMC HIGH YIELD FUND
                       A Portfolio of CMC Fund Trust
                    SCHEDULE OF INVESTMENTS (Unaudited)
--------------------------------------------------------------------------------


                                                                                   PRINCIPAL AMOUNT          VALUE
                                                                                 -------------------  -------------------
CORPORATE NOTES AND BONDS (CONTINUED)
      CSC HOLDINGS, INC.
      SENIOR SUBORDINATED NOTES
      9.25% 11/01/2005                                                                 $ 5,200,000           $ 5,356,000
      MEDIACOM L.L.C./MEDIACOM CAPITAL CORP.
      SENIOR NOTES
      7.875% 02/15/2011                                                                  7,500,000             6,750,000
      ROGERS CABLESYSTEMS LTD.
      SENIOR SECURED SECOND PRIORITY DEBENTURES
      10.00% 12/01/2007                                                                  1,000,000             1,080,000
      ROGERS COMMUNICATIONS, INC.
      SENIOR NOTES
      8.875% 07/15/2007                                                                  5,000,000             4,925,000
                                                                                                       ------------------
                                                                                                              38,504,605
                                                                                                       ------------------
  CONSUMER PRODUCTS (2.2%)
      THE SCOTTS CO.
      SENIOR SUBORDINATED NOTES
      8.625% 01/15/2009                                                                  7,950,000             8,039,438
                                                                                                       ------------------

  CONTAINERS (4.5%)
      BALL CORP.
      SENIOR NOTES
      7.75% 08/01/2006                                                                   2,450,000             2,499,000
      BALL CORP.
      SENIOR SUBORDINATED NOTES
      8.25% 08/01/2008                                                                   5,740,000             5,854,800
      SILGAN HOLDINGS, INC.
      SENIOR SUBORDINATED DEBENTURES
      9.00% 06/01/2009                                                                   8,290,000             8,248,550
                                                                                                       ------------------
                                                                                                              16,602,350
                                                                                                       ------------------
  DIVERSIFIED MEDIA (5.1%)
      FOX/LIBERTY NETWORKS L.L.C.
      SENIOR NOTES
      8.875% 08/15/2007                                                                  6,975,000             7,254,000
      LAMAR MEDIA CORP.
      SENIOR SUBORDINATED NOTES
      9.625% 12/01/2006                                                                  7,660,000             8,023,850
      OUTDOOR SYSTEMS, INC.
      SENIOR SUBORDINATED NOTES
      9.375% 10/15/2006                                                                  1,990,000             2,084,047
      8.875% 06/15/2007                                                                  1,250,000             1,331,250
                                                                                                       ------------------
                                                                                                              18,693,147
                                                                                                       ------------------

                 See Accompanying Notes to Financial Statements

                                       11

--------------------------------------------------------------------------------
                            CMC HIGH YIELD FUND
                       A Portfolio of CMC Fund Trust
                    SCHEDULE OF INVESTMENTS (Unaudited)
--------------------------------------------------------------------------------


                                                                                   PRINCIPAL AMOUNT          VALUE
                                                                                 -------------------  -------------------
CORPORATE NOTES AND BONDS (CONTINUED)
  ELECTRIC (6.4%)
      AES CORP.
      SENIOR NOTES
      9.50% 06/01/2009                                                                 $ 1,450,000           $ 1,511,625
      8.875% 02/15/2011                                                                  1,500,000             1,507,500
      AES CORP.
      SENIOR SUBORDINATED NOTES
      10.25% 07/15/2006                                                                  4,700,000             4,841,000
      CALPINE CORP.
      SENIOR NOTES
      7.625% 04/15/2006                                                                  3,500,000             3,431,260
      10.50% 05/15/2006                                                                  1,000,000             1,041,859
      8.75% 07/15/2007                                                                   3,000,000             3,028,530
      7.875% 04/01/2008                                                                  1,500,000             1,444,425
      CMS ENERGY X-TRAS (144A)
      PASS THRU TRUST I
      SENIOR NOTES
       7.00% 01/15/2005                                                                  7,235,000             6,880,485
                                                                                                       ------------------
                                                                                                              23,686,684
                                                                                                       ------------------
  ENERGY (8.3%)
      GULF CANADA RESOURCES LTD.
      SENIOR SUBORDINATED DEBENTURES
      9.625% 07/01/2005                                                                  5,750,000             5,936,875
      NEWPARK RESOURCES, INC.
      SENIOR SUBORDINATED NOTES, SERIES B
      8.625% 12/15/2007                                                                  6,630,000             6,563,700
      PRIDE INTERNATIONAL, INC.
      SENIOR NOTES
      9.375% 05/01/2007                                                                  4,000,000             4,240,000
      10.00% 06/01/2009                                                                  3,975,000             4,352,625
      R&B FALCON CORP.
      SENIOR NOTES, SERIES B
      6.50% 04/15/2003                                                                   1,500,000             1,521,645
      VINTAGE PETROLEUM, INC.
      SENIOR SUBORDINATED NOTES
      9.00% 12/15/2005                                                                     500,000               520,000
      9.75% 06/30/2009                                                                   6,750,000             7,425,000
                                                                                                       ------------------
                                                                                                              30,559,845
                                                                                                       ------------------
  ENTERTAINMENT/FILM (0.5%)
      SIX FLAGS, INC. (144A)
      SENIOR NOTES
      9.50% 02/01/2009                                                                   1,750,000             1,809,062
                                                                                                       ------------------
                 See Accompanying Notes to Financial Statements

                                       12

--------------------------------------------------------------------------------
                            CMC HIGH YIELD FUND
                       A Portfolio of CMC Fund Trust
                    SCHEDULE OF INVESTMENTS (Unaudited)
--------------------------------------------------------------------------------


                                                                                   PRINCIPAL AMOUNT          VALUE
                                                                                 -------------------  -------------------
CORPORATE NOTES AND BONDS (CONTINUED)
  ENVIRONMENTAL (4.7%)
      ALLIED WASTE NORTH AMERICA, INC.
      SENIOR SUBORDINATED NOTES, SERIES B
      10.00% 08/01/2009                                                                $ 8,200,000           $ 8,476,750
      USA WASTE SERVICES, INC.
      NOTES
      6.125% 07/15/2001                                                                  8,375,000             8,371,901
      WASTE MANAGEMENT, INC.
      NOTES
      7.125% 06/15/2001                                                                    325,000               325,549
                                                                                                       ------------------
                                                                                                              17,174,200
                                                                                                       ------------------
  GAMING (8.2%)
      HARRAHS OPERATING, INC.
      SENIOR SUBORDINATED NOTES
      7.875% 12/15/2005                                                                  9,200,000             9,292,000
      INTERNATIONAL GAME TECHNOLOGY
      SENIOR NOTES
      7.875% 05/15/2004                                                                  4,950,000             4,999,500
      PARK PLACE ENTERTAINMENT CORP.
      SENIOR SUBORDINATED NOTES
      9.375% 02/15/2007                                                                  8,500,000             8,882,500
      STATION CASINOS, INC.
      SENIOR SUBORDINATED NOTES
      10.125% 03/15/2006                                                                   248,000               256,680
      9.75% 04/15/2007                                                                   6,700,000             6,901,000
                                                                                                       ------------------
                                                                                                              30,331,680
                                                                                                       ------------------
  HEALTHCARE (6.2%)
      ADVANCEPCS (144A)
      SENIOR NOTES
      8.50% 04/01/2008                                                                   4,000,000             4,090,000
      HCA-THE HEALTHCARE CO.
      NOTES
      6.91% 06/15/2005                                                                   9,000,000             8,786,250
      TENET HEALTHCARE CORP.
      SENIOR NOTES
      8.625% 12/01/2003                                                                  3,250,000             3,392,188
      8.00% 01/15/2005                                                                   3,000,000             3,101,250
      TENET HEALTHCARE CORP.
      SENIOR SUBORDINATED NOTES, SERIES B
      8.125% 12/01/2008                                                                  2,500,000             2,593,750


                 See Accompanying Notes to Financial Statements

                                       13

--------------------------------------------------------------------------------
                            CMC HIGH YIELD FUND
                       A Portfolio of CMC Fund Trust
                    SCHEDULE OF INVESTMENTS (Unaudited)
--------------------------------------------------------------------------------


                                                                                   PRINCIPAL AMOUNT          VALUE
                                                                                 -------------------  -------------------
CORPORATE NOTES AND BONDS (CONTINUED)
      TRIAD HOSPITALS, INC. (144A)
      SENIOR NOTES
      8.75% 05/01/2009                                                                 $ 1,000,000           $ 1,025,000
                                                                                                       ------------------
                                                                                                              22,988,438
                                                                                                       ------------------
  HOTELS (2.2%)
      HMH PROPERTIES, INC.
      SENIOR SECURED NOTES, SERIES A
      7.875% 08/01/2005                                                                  3,645,000             3,590,325
      HOST MARRIOTT L.P.
      SENIOR NOTES, SERIES E
      8.375% 02/15/2006                                                                  4,500,000             4,477,500
                                                                                                       ------------------
                                                                                                               8,067,825
                                                                                                       ------------------
  HOMEBUILDERS/REAL ESTATE (4.6%)
      COLONIAL REALTY L.P.
      MEDIUM TERM NOTES
      7.16% 01/17/2003                                                                   2,425,000             2,469,814
      HEALTH CARE PROPERTY INVESTORS, INC.
      SENIOR NOTES
      6.50% 02/15/2006                                                                   2,000,000             1,874,140
      HEALTH CARE PROPERTY INVESTORS, INC.
      NOTES
      6.875% 06/08/2005                                                                  2,675,000             2,566,021
      SIMON PROPERTY GROUP, INC.
      NOTES
      6.75% 02/09/2004                                                                   3,520,000             3,505,286
      TOLL CORP.
      SENIOR SUBORDINATED NOTES
      7.75% 09/15/2007                                                                   5,200,000             5,044,000
      8.125% 02/01/2009                                                                    625,000               612,500
      8.00% 05/01/2009                                                                     950,000               912,000
                                                                                                       ------------------
                                                                                                              16,983,761
                                                                                                       ------------------
  MISCELLANEOUS (3.7%)
      UNITED RENTALS, INC.
      SENIOR NOTES, SERIES B
      9.25% 01/15/2009                                                                   1,000,000               860,000
      UNITED RENTALS, INC.
      SENIOR SUBORDINATED NOTES, SERIES B
      9.50% 06/01/2008                                                                   4,000,000             3,520,000
      8.80% 08/15/2008                                                                   3,500,000             2,957,500



                 See Accompanying Notes to Financial Statements

                                       14

--------------------------------------------------------------------------------
                            CMC HIGH YIELD FUND
                       A Portfolio of CMC Fund Trust
                    SCHEDULE OF INVESTMENTS (Unaudited)
--------------------------------------------------------------------------------


                                                                                   PRINCIPAL AMOUNT          VALUE
                                                                                 -------------------  -------------------
CORPORATE NOTES AND BONDS (CONTINUED)
      UNITED STATIONERS SUPPLY CO.
      SENIOR SUBORDINATED NOTES
      8.375% 04/15/2008                                                                $ 6,400,000           $ 6,240,000
                                                                                                       ------------------
                                                                                                              13,577,500
                                                                                                       ------------------
  PAPER/FOREST PRODUCTS (1.6%)
      BUCKEYE TECHNOLOGIES, INC.
      SENIOR SUBORDINATED NOTES
      8.50% 12/15/2005                                                                   5,975,000             5,825,625
                                                                                                       ------------------

  PUBLISHING/PRINTING (1.3%)
      PRIMEDIA, INC.
      SENIOR NOTES
      10.25% 06/01/2004                                                                  4,550,000             4,686,500
                                                                                                       ------------------

  RESTAURANTS (2.0%)
      TRICON GLOBAL RESTAURANTS, INC.
      SENIOR NOTES
      7.45% 05/15/2005                                                                   1,500,000             1,455,000
      8.50% 04/15/2006                                                                   6,000,000             6,030,000
                                                                                                       ------------------
                                                                                                               7,485,000
                                                                                                       ------------------
  SERVICES (2.1%)
      IRON MOUNTAIN, INC.
      SENIOR SUBORDINATED NOTES
      10.125% 10/01/2006                                                                 3,500,000             3,718,750
      PIERCE LEAHY CORP.
      SENIOR SUBORDINATED NOTES
      9.125% 07/15/2007                                                                  4,000,000             4,080,000
                                                                                                       ------------------
                                                                                                               7,798,750
                                                                                                       ------------------
  SHIPPING (1.6%)
      TEEKAY SHIPPING CORP.
      GTD. 1ST PFD. SHIP. MTG. NOTES
      8.32% 02/01/2008                                                                   5,775,000             5,890,500
                                                                                                       ------------------

  SPECIALTY RETAILERS (1.0)
    * FLOORING AMERICA, INC.
      SENIOR SUBORDINATED NOTES, SERIES B
      12.75% 10/15/2002                                                                  2,696,500               134,825
      ZALE CORP.
      SENIOR NOTES, SERIES B
      8.50% 10/01/2007                                                                   3,650,000             3,449,250
                                                                                                       ------------------
                                                                                                               3,584,075
                                                                                                       ------------------



                 See Accompanying Notes to Financial Statements

                                       15

--------------------------------------------------------------------------------
                            CMC HIGH YIELD FUND
                       A Portfolio of CMC Fund Trust
                    SCHEDULE OF INVESTMENTS (Unaudited)
--------------------------------------------------------------------------------


                                                                                   PRINCIPAL AMOUNT          VALUE
                                                                                 -------------------  -------------------
CORPORATE NOTES AND BONDS (CONTINUED)
  TECHNOLOGY (2.1%)
      UNISYS CORP.
      SENIOR NOTES
      11.75% 10/15/2004                                                                $ 7,550,000           $ 7,870,875
                                                                                                       ------------------

  TELECOMMUNICATIONS (8.3%)
      CROWN CASTLE INTERNATIONAL CORP.
      SENIOR NOTES
      10.75% 08/01/2011                                                                  7,475,000             7,923,500
      FLAG LTD.
      SENIOR NOTES
      8.25% 01/30/2008                                                                   6,210,000             5,682,150
      LEVEL 3 COMMUNICATIONS, INC.
      SENIOR NOTES
      11.00% 03/15/2008                                                                  7,425,000             5,123,250
      MCLEODUSA, INC.
      SENIOR NOTES
      9.25% 07/15/2007                                                                   4,500,000             3,510,000
      9.50% 11/01/2008                                                                   3,500,000             2,730,000
      11.375% 01/01/2009                                                                   500,000               427,500
      METROMEDIA FIBER NETWORK, INC.
      SENIOR NOTES, SERIES B
      10.00% 11/15/2008                                                                  7,700,000             5,120,500
                                                                                                       ------------------
                                                                                                              30,516,900
                                                                                                       ------------------
  INTERNATIONAL (2.0%)
      UNITED MEXICAN STATES
      NOTES
      9.875% 02/01/2010                                                                  6,850,000             7,374,025
                                                                                                       ------------------

  TOTAL CORPORATE NOTES & BONDS
      (COST $359,443,758)                                                                                    357,563,923
                                                                                                       ------------------

REPURCHASE AGREEMENT (1.6%)
    J.P. MORGAN SECURITIES, INC.
      4.49% DATED 04/30/2001, DUE 05/01/2001 IN
      THE AMOUNT OF $5,866,904.
      COLLATERALIZED BY
      U.S. TREASURY BONDS
      5.25% TO 12.00% DUE 08/15/2013 TO 02/15/2031
      U.S. TREASURY STRIPS
      5.75% TO 8.00% DUE 05/15/2001 TO 08/15/2028
      (COST $5,866,182)                                                                  5,866,182             5,866,182
                                                                                                       ------------------

                 See Accompanying Notes to Financial Statements

                                       16

--------------------------------------------------------------------------------
                            CMC HIGH YIELD FUND
                       A Portfolio of CMC Fund Trust
                    SCHEDULE OF INVESTMENTS (Unaudited)
--------------------------------------------------------------------------------


                                                                                                             VALUE
                                                                                                       ------------------
TOTAL INVESTMENTS (98.6%)
(COST $365,309,940)                                                                                        $ 363,430,105

OTHER ASSETS LESS LIABILITIES (1.4%)                                                                           5,176,242
                                                                                                       ------------------

NET ASSETS (100%)                                                                                          $ 368,606,347
                                                                                                       ==================

* Flooring America, Inc., filed bankruptcy petition for reorganization on June 15, 2000. Effective on that date, interest is not being accrued.
































                 See Accompanying Notes to Financial Statements

----------------------------------------------------------------------------------------------------------------------
                                          CMC FIXED INCOME SECURITIES FUND
                                                 CMC HIGH YIELD FUND
                                            Portfolios of CMC Fund Trust
                                  STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)
----------------------------------------------------------------------------------------------------------------------
April 30, 2001
(In thousands except Net Asset Value)

                                                                               CMC                      CMC
                                                                          Fixed Income               High Yield
                                                                         Securities Fund                Fund
                                                                      ----------------------   -----------------------
ASSETS:
  Investments at identified cost...................................                $ 18,595                 $ 365,310
  Investments at identified cost - federal income tax purposes ....                $ 18,599                 $ 365,466
-------------------------------------------------------------------   ----------------------   -----------------------

  Investments at value.............................................                $ 18,784                 $ 363,430
  Receivable for:
    Interest.......................................................                     218                     8,679
    Investments sold...............................................                   1,698                     1,515
    Expense reimbursement..........................................                       9                         -
                                                                      ----------------------   -----------------------
  Total assets.....................................................                  20,709                   373,624
                                                                      ----------------------   -----------------------

LIABILITIES:
  Payable for:
    Investments purchased..........................................                   1,174                     4,103
    Dividends .....................................................                       -                       256
    Litigation ....................................................                       -                       527
    Investment management fee .....................................                       6                       122
    Accrued expenses ..............................................                      18                        10
                                                                      ----------------------   -----------------------
   Total liabilities...............................................                   1,198                     5,018
                                                                      ----------------------   -----------------------

NET ASSETS.........................................................                $ 19,511                 $ 368,606
                                                                      ======================   =======================

NET ASSETS consist of:
    Paid-in capital................................................                $ 19,177                 $ 393,075
    Undistributed net realized gain (accumulated net realized losses)
    from investment transactions...................................                     145                   (22,589)
    Unrealized appreciation (depreciation) on investments .........                     189                    (1,880)
                                                                      ----------------------   -----------------------

NET ASSETS.........................................................                $ 19,511                 $ 368,606
                                                                      ======================   =======================

Shares of capital stock outstanding................................                   1,889                    43,943
                                                                      ======================   =======================

Net asset value, offering and
   redemption price per share......................................                 $ 10.33                    $ 8.39
                                                                      ======================   =======================


                 See Accompanying Notes to Financial Statements

---------------------------------------------------------------------------------------------------------------------------
                                             CMC FIXED INCOME SECURITIES FUND
                                                   CMC HIGH YIELD FUND
                                               Portfolios of CMC Fund Trust
                                           STATEMENTS OF OPERATIONS (Unaudited)
---------------------------------------------------------------------------------------------------------------------------
For the six months ended April 30, 2001
(In thousands)

                                                                                 CMC              CMC
                                                                             Fixed Income      High Yield
                                                                           Securities Fund        Fund
                                                                           ---------------   ---------------
INVESTMENT INCOME:
       Interest income ..................................................           $ 552          $ 16,452
                                                                           ---------------   ---------------

       Expenses:
         Investment management fees .....................................              28               717
         Legal, insurance and audit fees.................................              20                27
         Transfer agent fees.............................................               9                 9
         Custodian fees..................................................               3                 8
         Registration and filing fees....................................               1                 6
         Trustees' fees..................................................               1                 3
         Other expenses .................................................               1                 -
                                                                           ---------------   ---------------
             Total expenses..............................................              63               770
         Expenses reimbursed by investment adviser ......................             (31)                -
                                                                           ---------------   ---------------
             Net expenses................................................              32               770
                                                                           ---------------   ---------------
     Net investment income ..............................................             520            15,682
                                                                           ---------------   ---------------

NET REALIZED AND UNREALIZED GAIN (LOSS)
     ON INVESTMENTS:
     Net realized gain (loss) from investment transactions...............             145            (8,698)

     Change in net unrealized appreciation or depreciation on investments             187            13,127
                                                                           ---------------   ---------------

     Net realized and unrealized gain on investments.....................             332               4,429
                                                                           ---------------   ---------------

NET INCREASE RESULTING FROM OPERATIONS...................................           $ 852          $ 20,111
                                                                           ===============   ===============




                 See Accompanying Notes to Financial Statements

--------------------------------------------------------------------------------
                        CMC FIXED INCOME SECURITIES FUND
                               CMC HIGH YIELD FUND
                          Portfolios of CMC Fund Trust
                       STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
(In thousands)

                                                     CMC Fixed Income Securities Fund              CMC High Yield Fund
                                                   -------------------------------------   -------------------------------------
                                                      Six Months                              Six Months
                                                         Ended         September 1 (*)          Ended
                                                    April 30, 2001         through          April 30, 2001       Year Ended
                                                      (Unaudited)      October 31, 2000      (Unaudited)      October 31, 2000
                                                   ------------------  -----------------   -----------------  ------------------
Operations:
     Net investment income .....................               $ 520               $ 90            $ 15,682            $ 27,297
     Net realized gain (loss) from investment
       transactions.............................                 145                  4              (8,698)             (5,670)
     Change in net unrealized appreciation or
       depreciation on investments..............                 187                  2              13,127              (2,503)
                                                   ------------------  -----------------   -----------------  ------------------

     Net increase resulting from operations.....                 852                 96              20,111                19,124

Distributions to shareholders:
     From net investment income ................                (520)               (90)            (15,682)            (27,297)
     From net realized gain from
       investment transactions..................                  (4)                 -                   -                   -

Net capital share transactions..................               8,317             10,860              44,192              56,607
                                                   ------------------  -----------------   -----------------  ------------------

Net increase in net assets......................               8,645             10,866              48,621              48,434

NET ASSETS:
     Beginning of period .......................              10,866                  -             319,985             271,551
                                                   ------------------  -----------------   -----------------  ------------------

     End of period .............................            $ 19,511           $ 10,866           $ 368,606           $ 319,985
                                                   ==================  =================   =================  ==================

* From inception of operations.













                 See Accompanying Notes to Financial Statements

--------------------------------------------------------------------------------
                        CMC FIXED INCOME SECURITIES FUND
                               CMC HIGH YIELD FUND
                          Portfolios of CMC Fund Trust
                    NOTES TO FINANCIAL STATEMENTS (Unaudited)
--------------------------------------------------------------------------------
1.  Significant accounting policies:

CMC Fixed Income Securities Fund and CMC High Yield Fund (the Funds) are portfolios of CMC Fund Trust (the Trust), an open-end diversified investment company registered under the Investment Company Act of 1940. The Trust has established five other portfolios, CMC Small Cap Fund, CMC International Stock Fund, CMC Small/Mid Cap Fund, CMC Short Term Bond Fund and CMC International Bond Fund, which are not included in these financial statements. The CMC Small/Mid Cap Fund began operations on December 1, 2000 and the CMC International Bond Fund is not yet operational. Each portfolio issues a separate series of the Trust's shares and maintains a separate investment portfolio. The policies described below are consistently followed by the Funds for the preparation of its financial statements in conformity with generally accepted accounting principles.

Investment valuation. Portfolio securities are valued based on market value as quoted by dealers who are market makers in these securities, by independent pricing services, or by the adviser using a methodology approved by the Board of Trustees. Market values are based on the average of bid and ask prices, or by reference to other securities with comparable ratings, interest rates and maturities. Investment securities with less than 60 days to maturity when purchased are valued at amortized cost, which approximates market value. Investment securities for which market quotations are not readily available will be valued at fair market value as determined in good faith under procedures established by and under the general supervision of the Board of Trustees.

Repurchase agreements. The Funds may engage in repurchase agreement transactions. The Funds, through the custodian, receive delivery of underlying securities collateralizing repurchase agreements. The Fund's investment advisor determines that the value of the underlying securities is at all times at least equal to the resale price. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

Financial futures contracts. The CMC Fixed Income Securities Fund may invest in financial futures contracts solely for the purpose of hedging its existing portfolio securities, or securities that the Fund intends to purchase, against fluctuations in fair value caused by changes in prevailing market interest rates. Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash, U.S. government securities, or other assets, equal to a certain percentage of the contract amount (initial margin deposit). Subsequent payments, known as "variation margin," are made or received by the Fund each day, depending on the daily fluctuations in the fair value of the underlying security. The Fund recognizes a gain or loss equal to the daily variation margin. Should market conditions move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts interest rates, and the underlying hedged assets. During the six months ending April 30, 2001, the Fund did not enter into any such futures contracts.

Investment transactions. Investment transactions are accounted for as of the date the investments are purchased or sold. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes. Securities purchased on a when-issued or forward-delivery basis may settle a month or more after trade date; interest income is not accrued until settlement date. Each Fund segregates liquid assets of the Fund with a current value at least equal to the amount of its when-issued purchase commitments until settlement date.

Investment income and expenses. Interest income is recorded on the accrual basis. Expenses are recorded on the accrual basis and each Fund bears expenses incurred specifically on its behalf as well as a portion of general expenses incurred on behalf of the Trust and its underlying portfolios.

--------------------------------------------------------------------------------
                        CMC FIXED INCOME SECURITIES FUND
                               CMC HIGH YIELD FUND
                          Portfolios of CMC Fund Trust
                    NOTES TO FINANCIAL STATEMENTS (Unaudited)
--------------------------------------------------------------------------------
1.       Significant accounting policies, continued:

Use of estimates. The preparation of the financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Dividends and distributions to shareholders. Dividends from net investment income are declared daily and paid monthly. Distributions from any net realized gains are generally declared and paid annually. Distributions to shareholders are recorded on the ex-dividend date. Additional distributions of net investment income and capital gains by the Funds may be made at the discretion of the Board of Trustees.

Federal income taxes. Each Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies by distributing substantially all taxable net investment income and net realized gains to its shareholders in a manner that results in no tax to the Fund. Therefore, no federal income or excise tax provision is required.

Premium and discount amortization/paydown gains-losses. In November 2000, a revised AICPA Audit and Accounting Guide, Audits of Investment Companies, was issued, and is effective for fiscal years beginning after December 15, 2000. The revised Guide will require the Funds to amortize premium and discount on all fixed income securities, and classify gains and losses realized on prepayments received on mortgage-backed securities (paydown gains and losses) presently included in realized gains and losses, as an adjustment to interest income. Upon initial adoption, the Funds will be required to adjust the cost of their fixed-income securities by the cumulative amount of amortization that would have been recognized had amortization been in effect from the purchase date of each holding. Adopting these accounting principles will not affect the Funds' net asset values, but will change the classification of certain amounts between interest income and realized and unrealized gain/loss in the Statements of Operations. The Funds have not at this time quantified the impact, if any, resulting from the adoption of premium and discount amortization on the financial statements. Effective November 1, 2000, the Funds began classifying paydown gains and losses as an adjustment to interest income in their Statements of Operations. For the six months ended April 30, 2001, this change of classifying paydown gains and losses had no material affect on interest income and realized gains and losses.

Other. The High Yield Fund invests in lower rated debt securities, which may be more susceptible to adverse economic conditions than other investment grade holdings. These securities are often subordinated to the prior claim of other senior lenders, and uncertainties exist as to an issuer's ability to meet principal and interest payments. As of April 30, 2001, the credit rating of securities held by the High Yield Fund's portfolio (less short term investments) was as follows: Baa (9%), Ba (53%), or B (38%), by Moody's Investor Services, Inc.

The Fund currently holds Flooring America, Inc., 12.75% Senior Subordinate Notes, Series B, due 10/15/2002, which represents less than 1% of the Fund's portfolio. Flooring America filed a bankruptcy petition for reorganization on June 15, 2000 and effective on that date, the fund stopped accruing income on the bonds. Prior to the bankruptcy petition the Fund received payments for interest and a partial tender of the Bonds. Flooring America has filed a petition for return of these payments. The Fund has joined other bondholders and is vigorously defending the litigation. If the fund is required to return the payments, the potential loss to the Fund as of April 30, 2001 is approximately $0.03 per share. A loss reserve has been established for a portion of the interest and principal payments that the Fund received.

--------------------------------------------------------------------------------
                        CMC FIXED INCOME SECURITIES FUND
                               CMC HIGH YIELD FUND
                          Portfolios of CMC Fund Trust
                    NOTES TO FINANCIAL STATEMENTS (Unaudited)
--------------------------------------------------------------------------------
2. Transactions with affiliates and related parties:

The amounts of fees and expenses described below are shown on each Fund's statement of operations.

The investment adviser of the Funds is Columbia Management Co. (CMC). CMC is an indirect wholly-owned subsidiary of FleetBoston Financial Corporation (Fleet), a publicly owned multi-bank holding company registered under the Bank Holding Company Act of 1956.

Investment management fees were paid by each Fund monthly to CMC. The Funds' fees are based on an annual rate of average daily net assets of 0.35 of 1% for the Fixed Income Securities Fund and 0.40 of 1% for the High Yield Fund.

For the fiscal period September 1, 2000 through October 31, 2000 and the years ended October 31, 2001 and 2002, CMC has contractually agreed to reimburse ordinary expenses of the Fixed Income Securities Fund, to the extent that these expenses, together with the advisory fee exceed 0.40% of the Fund's average daily net assets.

Trustees' fees and expenses were paid directly by each Fund to trustees having no affiliation with the Funds other than their capacity as trustees. Other officers and trustees received no compensation from the Funds.

The transfer agent for the Fund is Columbia Trust Company (CTC), an affiliate of CMC and indirect wholly-owned subsidiary of Fleet. CTC is compensated based on a per account fee or minimum of $1,500 per month.


3.  Federal income tax:

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for net operating losses and deferral of losses from wash sales. As of October 31, 2000, the High Yield Fund had unused capital loss carryforwards of $13,829,634 that expire in 2007 and 2008. As of April 30, 2001, the unrealized appreciation (depreciation) excluding short term investments were as follows:

                                                                                       Net
                                         Unrealized           Unrealized           Appreciation
                                        Appreciation        (Depreciation)        (Depreciation)
                                     ------------------   -------------------   ------------------
CMC Fixed Income Securities Fund..     $   270,070         $     (84,968)        $    185,102
CMC High Yield Fund...............     $ 9,206,996         $ (11,243,014)        $ (2,036,018)

--------------------------------------------------------------------------------
                        CMC FIXED INCOME SECURITIES FUND
                               CMC HIGH YIELD FUND
                          Portfolios of CMC Fund Trust
                    NOTES TO FINANCIAL STATEMENTS (Unaudited)
--------------------------------------------------------------------------------
4.  Investment transactions:
During the six months ended April 30, 2001, purchases, sales, and net realized gains of long-term securities, were as follows:

                                                                  CMC Fixed Income      CMC High Yield
                                                                  Securities Fund            Fund
                                                                 -------------------   ------------------
Purchases:
  Investment securities other than U.S. Government obligations.         $ 6,782,563         $ 98,451,281
  U.S. Government obligations..................................          13,007,880                    -
                                                                 -------------------   ------------------
        Total purchases........................................        $ 19,790,443         $ 98,451,281
                                                                 ===================   ==================

Sales and Maturities:
  Investment securities other than U.S. Government obligations.         $ 1,453,477         $ 55,372,707
  U.S. Government obligations..................................          10,569,086                    -
                                                                 -------------------   ------------------
        Total sales and maturities.............................        $ 12,022,563         $ 55,372,707
                                                                 ===================   ==================
Net Realized Gain (Loss):
  Investment securities other than U.S. Government obligations.            $ 35,475         $ (8,698,106)
  U.S. Government obligations..................................             109,743                    -
                                                                 -------------------   ------------------
        Total net realized gain (loss).........................           $ 145,218         $ (8,698,106)
                                                                 ===================   ==================

5.  Capital stock activity:

At April 30, 2001 each Fund had 100 million shares of no par value capital stock authorized. Transactions of capital shares were as follows:

                                                CMC Fixed Income Securities Fund                CMC High Yield Fund
                                            ----------------------------------------   --------------------------------------
                                                Six Months       September 1 ( * )         Six Months             Year
                                                  Ended               through                Ended               Ended
                                             April 30, 2001       October 31, 2000      April 30, 2001      October 31, 2000
                                            ------------------   -------------------   ------------------   -----------------
  Shares:
     Shares sold..........................            916,210             1,075,649            7,073,451          21,094,859
     Shares issued for reinvestment
       of dividends.......................             50,519                 8,981            1,668,246           2,868,478
                                            ------------------   -------------------   ------------------   -----------------
                                                      966,729             1,084,630            8,741,697          23,963,337
     Less shares redeemed.................           (162,522)                    -           (3,372,404)        (17,201,988)
                                            ------------------   -------------------   ------------------   -----------------

     Net increase in shares...............            804,207             1,084,630            5,369,293           6,761,349
                                            ==================   ===================   ==================   =================
  Amounts:
     Sales................................        $ 9,484,102          $ 10,770,003         $ 58,741,642       $ 178,587,770
     Reinvestment of dividends............            523,009                89,992           14,026,630          24,157,535
                                            ------------------   -------------------   ------------------   -----------------
                                                   10,007,111            10,859,995           72,768,272         202,745,305
     Less redemptions.....................         (1,690,634)                    -          (28,576,349)       (146,137,871)
                                            ------------------   -------------------   ------------------   -----------------

     Net increase ........................        $ 8,316,477          $ 10,859,995         $ 44,191,923        $ 56,607,434
                                            ==================   ===================   ==================   =================

     * From inception of operations.

                            CMC SHORT TERM BOND FUND

                          A Portfolio of CMC Fund Trust















                               SEMI-ANNUAL REPORT
                                   (Unaudited)



                                 April 30, 2001
















               1300 S.W. Sixth, P.O. Box 1350, Portland, OR 97207

--------------------------------------------------------------------------------
                            CMC SHORT TERM BOND FUND
                          A Portfolio of CMC Fund Trust
                              FINANCIAL HIGHLIGHTS
              (For a Fund Share Outstanding Throughout Each Period)
--------------------------------------------------------------------------------


                                                             Six Months                                       February 2,
                                                                Ended             Year Ended October 31,         to
                                                           April 30, 2001       ---------------------------  October 31,
                                                           (Unaudited)(2)          2000           1999       1998 (1)(2)
                                                           ----------------     ------------  -------------  ------------
Net asset value, beginning of period....................           $ 11.73          $ 11.72        $ 12.09       $ 12.00
                                                           ----------------     ------------  -------------  ------------
Income from investment operations:
     Net investment income..............................              0.39             0.77           0.72          0.54
     Net realized and unrealized gains (losses)
       on investments...................................              0.31             0.01          (0.37)         0.09
                                                           ----------------     ------------  -------------  ------------
               Total from investment operations.........              0.70             0.78           0.35          0.63
                                                           ----------------     ------------  -------------  ------------

Less distributions:
      Dividends from net investment income..............             (0.39)           (0.77)         (0.72)        (0.54)
      Distributions from net capital gains..............                 -                -          (0.00)*           -
                                                           ----------------     ------------  -------------  ------------
               Total distributions......................             (0.39)           (0.77)         (0.72)        (0.54)
                                                           ----------------     ------------  -------------  ------------

Net asset value, end of period..........................           $ 12.04          $ 11.73        $ 11.72       $ 12.09
                                                           ================     ============  =============  ============

Total return............................................             6.06% (3)        6.92%          2.96%         5.38% (3)

Ratios/Supplemental data
Net assets, end of period (in thousands)................          $ 79,640         $ 82,809       $144,821      $ 42,692
Ratio of net expenses to average net assets (4) ........             0.25%            0.25%          0.25%         0.25%
Ratio of total expenses to average net assets (4).......             0.35%            0.33%          0.32%         0.38%
Ratio of net income to average net assets...............             6.63%            6.56%          6.22%         5.97%
Portfolio turnover rate.................................               87%              86%           128%          132%

(1)   From inception of operations.
(2)   Ratios and portfolio turnover rates are annualized.
(3)   Not annualized.
(4) The investment adviser has contractually agreed to reimburse ordinary expenses of the Fund, to the extent that these expenses, together with the Fund's advisory fee, exceed 0.25% of the Fund's average daily net assets. Expenses do not include an administrative fee paid to the adviser by each shareholder in an amount, ranging between 0.05% and 0.20%, depending upon the size of the account.
* Amount represents less than $0.01 per share.



                 See Accompanying Notes to Financial Statements

--------------------------------------------------------------------------------
                          CMC SHORT TERM BOND FUND
                       A Portfolio of CMC Fund Trust
                    SCHEDULE OF INVESTMENTS (Unaudited)
--------------------------------------------------------------------------------
APRIL 30, 2001

                                                                                   PRINCIPAL AMOUNT          VALUE
                                                                                 -------------------  -------------------
U.S. GOVERNMENT SECURITIES (17.4%)
  U.S. TREASURY NOTES & BONDS (3.1%)
      U.S. TREASURY INFLATION INDEX BONDS
      3.375% 01/15/2007                                                                 $ 2,440,790          $ 2,480,072
                                                                                                       ------------------

  U.S. AGENCY BONDS (5.1%)
      FEDERAL HOME LOAN BANK
      5.125% 01/13/2003                                                                   4,000,000            4,030,640
                                                                                                       ------------------

  GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
  (GNMA) (0.6%)
      8.00% 07/15/2030                                                                      450,542              465,888
                                                                                                       ------------------

  FEDERAL HOME LOAN MORTGAGE CORP. (FHLMC) (1.3%)
      7.00% 05/15/2031 *                                                                    900,000              907,313
      8.75% 08/01/2001 -  04/01/2002                                                         70,496               70,584
      10.25% 09/01/2009                                                                      10,789               11,257
                                                                                                       ------------------
                                                                                                                 989,154
                                                                                                       ------------------
  FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) (1.9%)
      6.50% 09/01/2030                                                                      168,899              166,893
      7.00% 01/01/2016 - 01/01/2030                                                       1,342,629            1,367,673
                                                                                                       ------------------
                                                                                                               1,534,566
                                                                                                       ------------------
  AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (2.1%)
      FHLMC GNMA MULTICLASS MTG. PARTN. CTFS.
      GTD. SERIES 24 CL. J
      6.25% 11/25/2023                                                                      420,000              411,385
      FHLMC MULTICLASS MTG. PARTN. CTFS.
      GTD. SERIES 1767 CL. H
      7.50% 09/15/2022                                                                      900,000              926,712
      GTD. SERIES 2057 CL. PD
      6.75% 11/15/2026                                                                      350,000              347,135
                                                                                                       ------------------
                                                                                                               1,685,232
                                                                                                       ------------------
  OTHER GOVERNMENT AGENCY (3.3%)
    # A.I.D., MOROCCO
      4.344% 05/01/2023                                                                     400,000              394,000
    # SMALL BUSINESS ADMINISTRATION
      5.75% 7/25/2021 - 11/25/2021                                                          275,443              276,759
      5.625% 10/25/2021 - 06/25/2022                                                      1,035,346            1,038,878
      6.125% 01/25/2017                                                                     906,633              915,700
                                                                                                       ------------------
                                                                                                               2,625,337
                                                                                                       ------------------
  TOTAL U.S. GOVERNMENT SECURITIES
      (COST $13,739,825)                                                                                      13,810,889
                                                                                                       ------------------

                 See Accompanying Notes to Financial Statements

                                       2

--------------------------------------------------------------------------------
                          CMC SHORT TERM BOND FUND
                       A Portfolio of CMC Fund Trust
                    SCHEDULE OF INVESTMENTS (Unaudited)
--------------------------------------------------------------------------------


                                                                                   PRINCIPAL AMOUNT          VALUE
                                                                                 -------------------  -------------------
CORPORATE NOTES AND BONDS (40.5%)
  INDUSTRIAL (19.9%)
      ALCOA, INC.
      7.25% 08/01/2005                                                                    $ 800,000            $ 846,440
      AMERICAN HOME PRODUCTS CORP. (144A)
      6.25% 03/15/2006                                                                      800,000              791,760
      BP AMERICA, INC.
      MEDIUM TERM NOTES, SERIES 7
      5.00% 12/16/03                                                                      1,500,000            1,494,660
      COASTAL CORP.
      6.50% 05/15/2006                                                                      125,000              124,728
      COMPUTER SCIENCES CORP.
      7.50% 08/08/2005                                                                      475,000              490,808
      COX COMMUNICATIONS, INC.
      7.00% 08/15/2001                                                                      850,000              853,587
      COX ENTERPRISES, INC. (144A)
      8.00% 02/15/2007                                                                      325,000              338,725
      DIAGEO CAPITAL PLC
      6.625% 06/24/2004                                                                     625,000              641,938
      DOW CHEMICAL CO.
      7.00% 08/15/2005                                                                      400,000              417,924
      FEDERATED DEPARTMENT STORES, INC.
      6.125% 09/01/2001                                                                     425,000              424,651
      HEWLETT-PACKARD CO.
      7.15% 06/15/2005                                                                      900,000              933,055
      ICI WILMINGTON, INC.
      6.75% 09/15/2002                                                                      900,000              911,907
      INTERNATIONAL PAPER CO.
      8.00% 07/08/2003                                                                      400,000              417,860
      KINDER MORGAN ENERGY PARTNERS L.P.
      8.00% 03/15/2005                                                                      500,000              529,916
      LOWE'S COS., INC.
      7.50% 12/15/2005                                                                      800,000              833,384
      MCDONALD'S CORP.
      6.00% 06/23/2002                                                                      950,000              963,623
      PEPSI BOTTLING HOLDINGS, INC. (144A)
      5.375% 02/17/2004                                                                   1,000,000            1,004,102
      PHILLIPS PETROLEUM CO.
      8.50% 05/25/2005                                                                      825,000              895,595
      PRECISION CASTPARTS CORP.
      8.75% 03/15/2005                                                                      475,000              500,413
      PROCTER & GAMBLE CO.
      5.25% 09/15/2003                                                                      150,000              150,861

                 See Accompanying Notes to Financial Statements

                                       3

-------------------------------------------------------------------------------------------------------------------------
                          CMC SHORT TERM BOND FUND
                       A Portfolio of CMC Fund Trust
                    SCHEDULE OF INVESTMENTS (Unaudited)
-------------------------------------------------------------------------------------------------------------------------


                                                                                   PRINCIPAL AMOUNT          VALUE
                                                                                 -------------------  -------------------
CORPORATE NOTES AND BONDS (CONTINUED)
      TIME WARNER, INC.
      7.975% 08/15/2004                                                                   $ 575,000            $ 611,171
      USA WASTE SERVICES, INC.
      6.125% 07/15/2001                                                                     900,000              899,667
      VODAFONE GROUP PLC
      7.625% 02/15/2005                                                                     500,000              525,555
      WMX TECHNOLOGIES, INC.
      6.70% 05/01/2001                                                                      250,000              250,000
                                                                                                       ------------------
                                                                                                              15,852,330
                                                                                                       ------------------
  FINANCIAL (11.4%)
      ASSOCIATES CORP. N.A.
      5.80% 04/20/2004                                                                      150,000              151,179
      BANK ONE CORP.
      6.50% 02/01/2006                                                                      255,000              258,718
      CIT GROUP, INC.
      7.50% 11/14/2003                                                                      650,000              676,182
      CITIGROUP, INC.
      5.70% 02/06/2004                                                                    1,300,000            1,318,187
      COMMERCIAL CREDIT CO.
      6.625% 06/01/2015                                                                     600,000              610,542
      EOP OPERATING L.P.
      6.376% 02/15/2002                                                                     700,000              705,698
      EQUITABLE COS., INC.
      9.00% 12/15/2004                                                                      525,000              573,904
      FIRST UNION CORP.
      7.55% 08/18/2005                                                                      850,000              901,986
      FORD MOTOR CREDIT CO.
      6.875% 02/01/2006                                                                     500,000              511,120
      GENERAL ELECTRIC CAPITAL CORP.
      MEDIUM TERM NOTES
      5.65% 03/31/2003                                                                      750,000              760,275
      INTERNATIONAL LEASE FINANCE CORP.
      6.00% 06/15/2003                                                                      525,000              534,665
      MERRILL LYNCH & CO, INC.
      MEDIUM TERM NOTES, SERIES B
      6.15% 01/26/2006                                                                      800,000              806,688
      NORWEST FINANCIAL, INC.
      6.375% 09/15/2002                                                                     125,000              127,366
      SIMON PROPERTY GROUP L.P.
      6.625% 06/15/2003                                                                     350,000              350,770
      WELLS FARGO & CO.
      7.25% 08/24/2005                                                                      750,000              793,275
                                                                                                       ------------------
                                                                                                               9,080,555
                                                                                                       ------------------

                 See Accompanying Notes to Financial Statements

                                       4

--------------------------------------------------------------------------------
                          CMC SHORT TERM BOND FUND
                       A Portfolio of CMC Fund Trust
                    SCHEDULE OF INVESTMENTS (Unaudited)
--------------------------------------------------------------------------------


                                                                                   PRINCIPAL AMOUNT          VALUE
                                                                                 ----------------------------------------
                                                                                 -------------------   ------------------
CORPORATE NOTES AND BONDS (CONTINUED)
  UTILITIES (7.1%)
      FPL GROUP CAPITAL, INC.
      6.875% 06/01/2004                                                                   $ 150,000            $ 153,342
      IDAHO POWER CORP.
      MEDIUM TERM NOTES
      6.85% 10/01/2002                                                                      965,000              989,077
      MCI WORLDCOM, INC.
      7.55% 04/01/2004                                                                    1,125,000            1,152,787
      PINNACLE WEST CAPITAL CORP.
      6.40% 04/01/2006                                                                      800,000              783,888
      QWEST CAPITAL FUNDING, INC.
      6.25% 07/15/2005                                                                      800,000              794,784
      SBC COMMUNICATIONS, INC.
      5.75% 05/02/2006                                                                      650,000              641,706
      TCI COMMUNICATIONS, INC.
      7.25% 08/01/2005                                                                      500,000              513,870
      8.00% 08/01/2005                                                                      125,000              133,424
      TXU EASTERN FUNDING CO.
      6.45% 05/15/2005                                                                      500,000              493,220
                                                                                                       ------------------
                                                                                                               5,656,098
                                                                                                       ------------------
  INTERNATIONAL (2.1%)
      KINGDOM OF SPAIN
      7.00% 07/19/2005                                                                      800,000              840,126
      KOREA DEVELOPMENT BANK
      6.625% 11/21/2003                                                                     170,000              169,352
      7.125% 04/22/2004                                                                     570,000              579,923
      QUEBEC PROVINCE
      7.00% 01/30/2007                                                                       85,000               89,349
                                                                                                       ------------------
                                                                                                               1,678,750
                                                                                                       ------------------
  TOTAL CORPORATE NOTES AND BONDS
      (COST $31,550,225)                                                                                      32,267,733
                                                                                                       ------------------

OTHER SECURITIZED LOANS (36.0%)
  ASSET BACKED SECURITIES (19.5%)
      ABFS MORTGAGE LOAN TRUST
      SERIES 1997-2 CL. A5
      7.125% 01/15/2029                                                                     300,000              307,270
      ADVANTA MORTGAGE LOAN TRUST
      SERIES 1994-1 CL. A2
      6.30% 07/25/2025                                                                       30,444               30,839



                 See Accompanying Notes to Financial Statements

                                       5

--------------------------------------------------------------------------------
                          CMC SHORT TERM BOND FUND
                       A Portfolio of CMC Fund Trust
                    SCHEDULE OF INVESTMENTS (Unaudited)

--------------------------------------------------------------------------------


                                                                                   PRINCIPAL AMOUNT          VALUE
                                                                                 -------------------  -------------------
OTHER SECURITIZED LOANS (CONTINUED)
      AFC HOME EQUITY LOAN TRUST
      SERIES 1993-1 CL. A
      5.90% 05/20/2008                                                                    $ 440,913            $ 440,200
      CITYSCAPE HOME EQUITY LOAN TRUST
      SERIES 1996-3 CL. A8
      7.65% 09/25/2025                                                                    1,470,000            1,527,600
      SERIES 1997-B CL. A7
      7.41% 05/25/2028                                                                      527,044              548,707
      CITYSCAPE HOME LOAN OWNER TRUST
      SERIES 1997-3 CL. A5
      7.89% 07/25/2018                                                                    1,250,000            1,300,555
      SERIES 1997-4 CL. A4
      7.44% 10/25/2018                                                                    1,000,000            1,025,401
      CONTIMORTGAGE HOME EQUITY LOAN TRUST
      SERIES 1997-3 CL. A8
      7.58% 08/15/2028                                                                    2,000,000            2,055,097
      CROWN HOME EQUITY LOAN TRUST
      SERIES 1996-1 CL. A5
      7.30% 04/25/2027                                                                      450,000              462,272
      FIRSTPLUS HOME LOAN OWNER TRUST
      SERIES 1997-3 CL. A7
      7.22% 11/10/2020                                                                       75,000               77,447
      GE CAPITAL MORTGAGE SERVICES, INC.
      SERIES 1995-HE1 CL. A6
      7.50% 09/25/2010                                                                      107,220              110,574
      GREEN TREE FINANCIAL CORP.
      SERIES 1996-4 CL. A7
      7.90% 06/15/2027                                                                    1,209,606            1,261,987
      IMC HOME EQUITY LOAN TRUST
      SERIES 1995-3 CL. A5
      7.50% 04/25/2026                                                                    1,280,000            1,321,114
      SERIES 1997-3 CL. A6
      7.52% 08/20/2028                                                                      310,000              320,719
    # LEHMAN HOME EQUITY LOAN TRUST
      SERIES 1996-3 CL. A2
      5.253% 12/15/2027                                                                     649,714              650,104
      MERIT SECURITIES CORP.
      SERIES 13 CL. A4
      7.88% 12/28/2033                                                                      275,000              286,305
      SALOMON BROTHERS MORTGAGE SECURITIES VII, INC.
      SERIES 1998-AQ1 CL. A4
      6.74% 06/25/2028                                                                    1,810,000            1,846,929

                 See Accompanying Notes to Financial Statements

                                       6

--------------------------------------------------------------------------------
                          CMC SHORT TERM BOND FUND
                       A Portfolio of CMC Fund Trust
                    SCHEDULE OF INVESTMENTS (Unaudited)
--------------------------------------------------------------------------------


                                                                                   PRINCIPAL AMOUNT          VALUE
                                                                                 -------------------  -------------------
OTHER SECURITIZED LOANS (CONTINUED)
      SOUTHERN PACIFIC SECURED ASSETS CORP.
      SERIES 1996-2 CL. A5
      7.69% 04/25/2025                                                                    $ 232,125            $ 236,441
      UCFC FUNDING CORP.
      SERIES 1997-1 CL. A3
      7.055% 09/15/2013                                                                     737,493              745,259
      UCFC HOME EQUITY LOAN TRUST
      SERIES 1998-D CL. AF7
      6.315% 04/15/2030                                                                     950,000              952,292
                                                                                                       ------------------
                                                                                                              15,507,112
                                                                                                       ------------------
COLLATERALIZED MORTGAGE OBLIGATIONS (14.4%)
      CMC SECURITIES CORP. IV
      SERIES 1997-2 CL. 1A12
      7.25% 11/25/2027                                                                      550,000              561,110
      FIRST NATIONWIDE TRUST
      SERIES 1999-1 CL. 2A6
      6.50% 03/25/2029                                                                      990,552              982,368
      SERIES 2000-1 CL. 2A3
      8.00% 10/25/2030                                                                      130,000              136,357
      OCWEN RESIDENTIAL MBS CORP. (144A)
      SERIES 1998-R1 CL. A1
      7.00% 10/25/2040                                                                    1,314,648            1,336,375
      PNC MORTGAGE SECURITIES CORP.
      SERIES 1997-4 CL. 2PP2
      7.50% 07/25/2027                                                                      530,000              545,739
      SERIES 1999-5 CL. 2A6
      6.75% 07/25/2029                                                                      953,728              969,537
    # PNC MORTGAGE SECURITIES CORP. (144A)
      SERIES 1996-PR1 CL. A
      6.95% 04/28/27                                                                        360,347              346,536
      RESIDENTIAL ACCREDIT LOANS, INC.
      SERIES 2000-QS8 CL. A1
      8.00% 07/25/2030                                                                      698,463              720,167
      RESIDENTIAL ASSET SECURITIZATION TRUST
      SERIES 1998-A3 CL. A
      6.50% 04/25/2013                                                                    2,141,587            2,151,068
      SERIES 1999-A4 CL. A1
      6.50% 03/25/2029                                                                    1,535,219            1,544,323
      SACO I, INC. (144A)
      SERIES 1997-2 CL. 1A5
      7.00% 08/25/2036                                                                      750,000              740,062


                 See Accompanying Notes to Financial Statements

                                       7

--------------------------------------------------------------------------------
                          CMC SHORT TERM BOND FUND
                       A Portfolio of CMC Fund Trust
                    SCHEDULE OF INVESTMENTS (Unaudited)
--------------------------------------------------------------------------------


                                                                                   PRINCIPAL AMOUNT          VALUE
                                                                                 -------------------  -------------------
OTHER SECURITIZED LOANS (CONTINUED)
      STRUCTURED ASSET SECURITIES CORP.
      SERIES 1999-ALS2 CL. A2
      6.75% 07/25/2029                                                                  $ 1,378,903          $ 1,400,265
                                                                                                       ------------------
                                                                                                              11,433,907
                                                                                                       ------------------
  COMMERCIAL MORTGAGE BACKED SECURITIES (2.1%)
      MORGAN STANLEY CAPITAL I, INC.
      SERIES 1997-C1 CL. A1C
      7.63% 02/15/2020                                                                    1,092,500            1,162,974
      NOMURA ASSET SECURITIES CORP.
      SERIES 1996-MD5 CL. A1B
      7.12% 04/13/2036                                                                      530,000              552,560
                                                                                                       ------------------
                                                                                                               1,715,534
                                                                                                       ------------------
  TOTAL OTHER SECURITIZED LOANS
      (COST $27,885,908)                                                                                      28,656,553
                                                                                                       ------------------

MUNICIPAL BONDS (0.8%)
      MULTNOMAH COUNTY SCHOOL DISTRICT
      #1J PORTLAND
      5.75% 06/15/2005
      (COST $650,000)                                                                       650,000              653,055
                                                                                                       ------------------

REPURCHASE AGREEMENT (5.1%)
      J.P. MORGAN SECURITIES, INC. **
      4.49% DATED 04/30/2001, DUE 05/01/2001 IN
      THE AMOUNT OF $4,079,990.
      COLLATERALIZED BY
      U.S. TREASURY BONDS
      5.25% TO 12.00% DUE 08/15/2013 TO 02/15/2031
      U.S. TREASURY STRIPS
      5.75% TO 8.00% DUE 05/15/2001 TO 08/15/2028
      (COST $4,079,488)                                                                   4,079,488            4,079,488
                                                                                                       ------------------

TOTAL INVESTMENTS (99.8%)
(COST $77,905,446)                                                                                            79,467,718

OTHER ASSETS LESS LIABILITIES (0.2%)                                                                             172,604
                                                                                                       ------------------

NET ASSETS (100.0%)                                                                                         $ 79,640,322
                                                                                                       ==================

    # Variable rate security - the rate reported is the current rate in effect.
    * Security purchased on when-issued basis.
   ** A portion of this security was segregated at the custodian to cover a when-issued security.


                 See Accompanying Notes to Financial Statements

--------------------------------------------------------------------------------
                               CMC SHORT TERM BOND FUND
                             A Portfolio of CMC Fund Trust
                    STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
--------------------------------------------------------------------------------
April 30, 2001
(In thousands except Net Asset Value)

ASSETS:
  Investments at identified cost .............................  $      77,905
  Investments at identified cost - federal income tax purposes  $      77,905
------------------------------------------------------------------------------

  Investments at value .......................................  $      79,468
  Receivable for:
    Interest..................................................            873
    Investments sold..........................................            223
    Expense reimbursement.....................................             16
                                                                --------------
  Total assets................................................         80,580
                                                                ==============

LIABILITIES:
  Payable for:
    Investments purchased ....................................            907
    Investment management fee ................................             17
    Accrued expenses..........................................             16
                                                                --------------
  Total liabilities...........................................            940
                                                                --------------

NET ASSETS....................................................  $      79,640
                                                                ==============

NET ASSETS consist of:
    Paid-in capital ..........................................  $      81,005
    Accumulated net realized loss from investment transactions         (2,928)
    Unrealized appreciation on investments....................          1,563
                                                                --------------

NET ASSETS ...................................................  $      79,640
                                                                ==============

Shares of capital stock outstanding ..........................          6,612
                                                                ==============

Net asset value, offering and
   redemption price per share ................................  $       12.04
                                                                ==============


                 See Accompanying Notes to Financial Statements

--------------------------------------------------------------------------------
                            CMC SHORT TERM BOND FUND
                          A Portfolio of CMC Fund Trust
                       STATEMENT OF OPERATIONS (Unaudited)
--------------------------------------------------------------------------------
For the six months ended April 30, 2001
(In thousands)

INVESTMENT INCOME:
      Interest income .......................................................  $          2,756
                                                                               -----------------

      Expenses:
          Investment management fees ........................................               100
          Legal, insurance and audit fees....................................                18
          Transfer agent fees................................................                 9
          Custodian fees.....................................................                 4
          Trustees' fees.....................................................                 1
          Other expenses ....................................................                 7
                                                                               -----------------
              Total expenses.................................................               139
          Expenses reimbursed by investment adviser .........................               (39)
                                                                               -----------------
              Net expenses...................................................               100
                                                                               -----------------

      Net investment income .................................................             2,656
                                                                               -----------------

NET REALIZED AND UNREALIZED GAIN
  ON INVESTMENTS:
      Net realized gain from investment transactions.........................               413

      Change in net unrealized appreciation or depreciation on investments ..             1,726
                                                                               -----------------

      Net realized and unrealized gain on investments........................             2,139
                                                                               -----------------

NET INCREASE RESULTING FROM OPERATIONS.......................................  $          4,795
                                                                               =================


                 See Accompanying Notes to Financial Statements

--------------------------------------------------------------------------------
                            CMC SHORT TERM BOND FUND
                          A Portfolio of CMC Fund Trust
                       STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
(In thousands)

                                                                            Six Months Ended
                                                                             April 30, 2001            Year Ended
                                                                              (Unaudited)           October 31, 2000
                                                                          ---------------------    --------------------
Operations:
      Net investment income ...........................................   $              2,656     $             6,018
      Net realized gain (loss) from investment transactions............                    413                  (1,866)
      Change in net unrealized appreciation or depreciation
         on investments................................................                  1,726                   1,145
                                                                          ---------------------    --------------------

      Net increase resulting from operations...........................                  4,795                   5,297

Distributions to shareholders:
      From net investment income.......................................                 (2,656)                 (6,018)

Net capital share transactions ........................................                 (5,308)                (61,291)
                                                                          ---------------------    --------------------

Net decrease in net assets.............................................                 (3,169)                (62,012)

NET ASSETS:
      Beginning of period..............................................                 82,809                 144,821
                                                                          ---------------------    --------------------

      End of period....................................................   $             79,640     $            82,809
                                                                          =====================    ====================












                 See Accompanying Notes to Financial Statements

--------------------------------------------------------------------------------
                            CMC SHORT TERM BOND FUND
                          A Portfolio of CMC Fund Trust
                    NOTES TO FINANCIAL STATEMENTS (Unaudited)
--------------------------------------------------------------------------------
1.  Significant accounting policies:

CMC Short Term Bond Fund (the Fund) is a portfolio of CMC Fund Trust (the Trust), an open-end diversified investment company registered under the Investment Company Act of 1940. The Trust has established six other portfolios, CMC Small Cap Fund, CMC International Stock Fund, CMC Small/Mid Cap Fund, CMC International Bond Fund, CMC Fixed Income Securities Fund, and CMC High Yield Fund, which are not included in these financial statements. The CMC Small/ Mid Cap Fund began operation on December 1, 2000 and CMC International Bond Fund is not yet operational. Each portfolio issues a separate series of the Trust's shares and maintains a separate investment portfolio. Following is a summary of significant accounting policies, in conformity with generally accepted accounting principles, which are consistently followed by the Fund in the preparation of its financial statements.

Investment valuation. Portfolio securities are valued based on market value as quoted by dealers who are market makers in these securities, by independent pricing services, or by the adviser using a methodology approved by the Board of Trustees. Market values are based on the average of bid and ask prices, or by reference to other securities with comparable ratings, interest rates and maturities. Investment securities with less than 60 days to maturity when purchased are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available will be valued at fair market value as determined in good faith under procedures established by and under the general supervision of the Board of Trustees.

Repurchase agreements. The Fund may engage in repurchase agreement transactions. The Fund, through the custodian, receives delivery of underlying securities collateralizing repurchase agreements. The Fund's investment advisor determines that the value of the underlying securities is at all times at least equal to the resale price. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

Investment transactions. Investment transactions are accounted for as of the date the investments are purchased or sold. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes. Securities purchased on a when-issued or forward delivery basis may settle a month or more after trade date; interest income is not accrued until settlement date. The Fund segregates liquid assets with a current value at least equal to the amount of its when-issued purchase commitments until settlement date.

Investment income and expenses. Interest income is recorded on the accrual basis. Expenses are recorded on the accrual basis and the Fund bears expenses incurred specifically on its behalf as well as a portion of general expenses incurred on behalf of the Trust and its underlying portfolios.

Use of estimates. The preparation of the financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Dividends and distributions to shareholders. Dividends from net investment income are declared daily and paid monthly. Distributions from any net realized gains are generally declared and paid annually. Distributions to shareholders are recorded on the ex-dividend date. Additional distributions of net investment income and capital gains for the Fund may be made at the discretion of the Board of Trustees.

Federal income taxes. The Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies by distributing substantially all taxable net investment income and net realized gains to its shareholders in a manner which results in no tax to the Fund. Therefore, no federal income or excise tax provision is required.

--------------------------------------------------------------------------------
                            CMC SHORT TERM BOND FUND
                          A Portfolio of CMC Fund Trust
                    NOTES TO FINANCIAL STATEMENTS (Unaudited)
--------------------------------------------------------------------------------

1. Significant accounting policies (cont.):

Premium and discount amortization/paydown gains-losses. In November 2000, a revised AICPA Audit and Accounting Guide, Audits of Investment Companies, was issued, and is effective for fiscal years beginning after December 15, 2000. The revised Guide will require the Fund to amortize premium and discount on all fixed income securities, and classify gains and losses realized on prepayments received on mortgage-backed securities (paydown gains and losses) presently included in realized gains and losses, as an adjustment to interest income. Upon initial adoption, the Fund will be required to adjust the cost of the fixed-income securities by the cumulative amount of amortization that would have been recognized had amort- ization been in effect from the purchase date of each holding. Adopting these accounting principles will not affect the Funds' net asset value, but will change the classification of certain amounts between interest income and realized and unrealized gain/loss in the Statement of Operations. The Fund has not at this time quantified the impact, if any, resulting from the adoption of premium and discount amortization on the financial statements. Effective November 1, 2000, the Fund began classifying paydown gains and losses as an adjustments to interest income in the Statement of Operations. For the six months ended April 30, 2001, this change of classifying paydown gains and losses had no material affect on interest income and realized gains and losses.

2. Transactions with affiliates and related parties:

The amounts of fees and expenses described below are shown on the Fund's statement of operations.

The investment adviser of the Fund is Columbia Management Co. (CMC). CMC is an indirect wholly-owned subsidiary of FleetBoston Financial Corporation (Fleet), a publicly owned multi-bank holding company registered under the Bank Holding Company Act of 1956.

Investment management fees were paid monthly to CMC by the Fund. The fees are based on an annual rate of 0.25 of 1% of average daily net assets.

In addition to the investment management fee, each shareholder enters into a written administrative services agreement with CMC for an annual fee ranging between 0.05% and 0.20%, depending on the size of the investment in the Fund. CMC provides each shareholder specialized reports regarding the Fund's portfolio and performance, market conditions and economic indicators.

For the year ending October 31, 2001, CMC has contractually agreed to reimburse ordinary expenses of the Fund, to the extent that these expenses, together with the Fund's advisory fee, exceed 0.25% of the Fund's average daily net assets.

Trustees' fees and expenses were paid directly by the Fund to trustees having no affiliation with the Fund other than their capacity as trustees. Other officers and trustees received no compensation from the Fund.

The transfer agent for the Fund is Columbia Trust Company (CTC), an affiliate of CMC and indirect wholly-owned subsidiary of Fleet. CTC is compensated based on a per account fee or minimum of $1,500 per month.

--------------------------------------------------------------------------------
                            CMC SHORT TERM BOND FUND
                          A Portfolio of CMC Fund Trust
                    NOTES TO FINANCIAL STATEMENTS (Unaudited)
--------------------------------------------------------------------------------

3.  Federal income tax:

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for net operating losses and deferral of losses from wash sales. As of October 31, 2000, the Fund had $3,340,921 in unused capital loss carryforwards available to offset future capital gains, which expires in 2007 and 2008. The net unrealized appreciation of investments at April 30, 2001, was $1,562,271 composed of gross appreciation of $1,731,785 and gross depreciation of $169,514.

4.  Investment transactions:

During the six months ended April 30, 2001, purchases, sales, net realized gains of long-term securities and net unrealized appreciation on investments were as follows:

Purchases:
   Investment securities other than U.S. Government obligations........    $        16,860,903
   U.S. Government obligations.........................................             14,868,023
                                                                           --------------------
        Total purchases................................................    $        31,728,926
                                                                           ====================

Sales:
   Investment securities other than U.S. Government obligations........    $        17,942,438
   U.S. Government obligations.........................................             12,925,499
                                                                           --------------------
        Total sales....................................................    $        30,867,937
                                                                           ====================

Net realized gain:
   Investment securities other than U.S. Government obligations........    $           215,540
   U.S. Government obligations.........................................                197,348
                                                                           --------------------
        Total net realized gain........................................    $           412,888
                                                                           ====================

5.  Capital stock activity:

At April 30, 2001, there were 100 million shares of no par value capital stock authorized. Transactions of capital shares were as follows:

                                                          Six Months Ended          Year Ended
                                                           April 30, 2001        October 31, 2000
                                                        ---------------------   --------------------
  Shares:
     Shares sold   ..................................                434,220              1,843,663
     Shares issued for reinvestment of dividends.....                221,450                511,931
                                                        ---------------------   --------------------
                                                                     655,670              2,355,594
     Less shares redeemed............................             (1,103,502)            (7,654,570)
                                                        ---------------------   --------------------
     Net decrease in shares..........................               (447,832)            (5,298,976)
                                                        =====================   ====================

  Amounts:
     Sales ..........................................   $          5,233,146    $        21,363,496 *
     Reinvestment of dividends.......................              2,655,832              5,956,747
                                                        ---------------------   --------------------
                                                                   7,888,978             27,320,243
     Less redemptions................................            (13,196,975)           (88,610,937)
                                                        ---------------------   --------------------
     Net decrease....................................   $         (5,307,997)   $       (61,290,694)
                                                        =====================   ====================

* Includes $9,071,530 from the delivery of securities in an in-kind transfer.